AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 85.2%
Common Stocks — 73.8%
Aerospace & Defense — 1.2%
AeroVironment, Inc.*(a)	3,000	$282,420
Airbus SE (France)*	58,141	7,029,841
Astrotech Corp.*	7,086	5,108
Axon Enterprise, Inc.*	3,600	495,828
CAE, Inc. (Canada)*	17,932	466,750
Dassault Aviation SA (France)	45,687	7,233,993
HEICO Corp. (Class A Stock)(a)	4,574	580,120
Hexcel Corp.(a)	9,910	589,348
Howmet Aerospace, Inc.	46,977	1,688,353
L3Harris Technologies, Inc.	18,266	4,538,553
Leonardo SpA (Italy)*	175,724	1,746,059
Mercury Systems, Inc.*	3,500	225,575
Montana Aerospace AG (Germany), 144A*	24,820	437,010
Northrop Grumman Corp.	8,084	3,615,326
Rolls-Royce Holdings PLC (United Kingdom)*	1,546,564	2,051,272
Spirit AeroSystems Holdings, Inc. (Class A Stock)	14,367	702,403
Thales SA (France)	77,820	9,786,671
		41,474,630
Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	23,143	1,105,939
GXO Logistics, Inc.*	5,400	385,236
United Parcel Service, Inc. (Class B Stock)	52,986	11,363,378
		12,854,553
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	821,340	359,160
Allegiant Travel Co.*	800	129,912
JetBlue Airways Corp.*	29,500	441,025
Spirit Airlines, Inc.*	6,500	142,155
		1,072,252
Auto Components — 0.4%
Autel Intelligent Technology Corp. Ltd. (China) (Class A Stock)	78,999	481,769
Autoliv, Inc. (Sweden)	6,130	468,577
Bridgestone Corp. (Japan)	39,300	1,520,720
CIE Automotive SA (Spain)	12,701	289,095
Faurecia SE (France)(a)	30,597	790,017
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	95,546	532,546
Gentex Corp.(a)	15,162	442,276
Huayu Automotive Systems Co. Ltd. (China) (Class A Stock)	275,000	858,967
Kendrion NV (Netherlands)	6,623	141,939
Lear Corp.	3,560	507,620
Magna International, Inc. (Canada)	20,457	1,315,590
Musashi Seimitsu Industry Co. Ltd. (Japan)	36,400	448,020
NGK Spark Plug Co. Ltd. (Japan)	28,900	465,698
Nifco, Inc. (Japan)	11,600	262,974
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	40,600	$283,660
Stanley Electric Co. Ltd. (Japan)	136,500	2,577,967
Tenneco, Inc. (Class A Stock)*	37,700	690,664
Toyo Tire Corp. (Japan)	42,700	542,456
Veoneer, Inc. (Sweden)*(a)	12,030	444,509
Zhejiang Shuanghuan Driveline Co. Ltd. (China) (Class A Stock)	235,200	762,946
		13,828,010
Automobiles — 0.9%
Knaus Tabbert AG (Germany)	5,613	281,838
Lucid Group, Inc.*(a)	15,382	390,703
Maruti Suzuki India Ltd. (India)	17,106	1,700,489
Mercedes-Benz Group AG (Germany)	34,198	2,394,260
Rivian Automotive, Inc. (Class A Stock)*(a)	23,798	1,195,612
Stellantis NV	120,985	1,962,425
Suzuki Motor Corp. (Japan)	45,600	1,561,197
Tesla, Inc.*	12,433	13,397,801
Toyota Motor Corp. (Japan)	302,000	5,456,900
		28,341,225
Banks — 3.2%
Axis Bank Ltd. (India)*	345,153	3,448,433
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	3,828,342	727,980
Bank Central Asia Tbk PT (Indonesia)	7,763,100	4,316,427
Bank of America Corp.	483,740	19,939,763
BankUnited, Inc.	17,200	756,112
BAWAG Group AG (Austria), 144A*	78,709	3,983,590
BNP Paribas SA (France)	67,173	3,833,109
Capitec Bank Holdings Ltd. (South Africa)	9,510	1,519,019
Eagle Bancorp, Inc.	10,430	594,614
East West Bancorp, Inc.	14,992	1,184,668
Erste Group Bank AG (Austria)	60,651	2,207,098
FinecoBank Banca Fineco SpA (Italy)	52,758	801,234
First Business Financial Services, Inc.	18,288	600,029
First Citizens BancShares, Inc. (Class A Stock)	720	479,232
First Internet Bancorp	4,928	211,953
Hilltop Holdings, Inc.	13,200	388,080
Home BancShares, Inc.	29,180	659,468
HSBC Holdings PLC (United Kingdom)	428,023	2,934,222
ICICI Bank Ltd. (India), ADR	98,507	1,865,723
ING Groep NV (Netherlands)	506,743	5,305,188
JPMorgan Chase & Co.	140,545	19,159,094
KBC Group NV (Belgium)	27,873	2,003,089
Kotak Mahindra Bank Ltd. (India)	49,494	1,140,179
Lloyds Banking Group PLC (United Kingdom)	4,281,961	2,626,863
Mitsubishi UFJ Financial Group, Inc. (Japan)	463,000	2,848,796
National Bank of Canada (Canada)	27,353	2,096,739
Nicolet Bankshares, Inc.*(a)	4,048	378,771
OTP Bank Nyrt (Hungary)*	23,042	840,961
Pacific Premier Bancorp, Inc.	16,596	586,669
Park National Corp.(a)	4,688	615,909
A1

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	8,686	$799,807
Popular, Inc. (Puerto Rico)	2,500	204,350
Renasant Corp.	14,730	492,718
Seacoast Banking Corp. of Florida	20,300	710,906
Shore Bancshares, Inc.	2,050	41,984
SouthState Corp.(a)	9,690	790,607
Standard Chartered PLC (United Kingdom)	118,196	784,057
Swedbank AB (Sweden) (Class A Stock)(a)	268,105	3,988,624
TCS Group Holding PLC (Russia), GDR^	8,149	1
UniCredit SpA (Italy)	104,759	1,124,306
United Overseas Bank Ltd. (Singapore)	141,200	3,312,652
Webster Financial Corp.	14,597	819,184
Wells Fargo & Co.	105,182	5,097,120
WesBanco, Inc.	20,133	691,770
Western Alliance Bancorp	15,516	1,285,035
		108,196,133
Beverages — 1.2%
Asahi Group Holdings Ltd. (Japan)	57,700	2,094,986
Boston Beer Co., Inc. (The) (Class A Stock)*	293	113,822
Coca-Cola Co. (The)	214,870	13,321,940
Coca-Cola Consolidated, Inc.	670	332,889
Diageo PLC (United Kingdom)	34,240	1,733,537
Keurig Dr. Pepper, Inc.	274,292	10,395,667
Kirin Holdings Co. Ltd. (Japan)	103,000	1,539,159
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	6,967	1,872,914
National Beverage Corp.	1,420	61,770
PepsiCo, Inc.	33,490	5,605,556
Treasury Wine Estates Ltd. (Australia)	176,887	1,523,944
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	76,000	599,776
		39,195,960
Biotechnology — 1.3%
AbbVie, Inc.	164,272	26,630,134
Abcam PLC (United Kingdom)*	61,498	1,111,172
ACADIA Pharmaceuticals, Inc.*(a)	6,100	147,742
AIM ImmunoTech, Inc.*(a)	116,800	123,808
Alkermes PLC*	22,760	598,816
Alnylam Pharmaceuticals, Inc.*	4,880	796,855
Apellis Pharmaceuticals, Inc.*	3,525	179,105
Argenx SE (Netherlands), ADR*	4,077	1,285,519
Arrowhead Pharmaceuticals, Inc.*	5,000	229,950
BioMarin Pharmaceutical, Inc.*	6,855	528,520
Blueprint Medicines Corp.*(a)	6,850	437,578
Bridgebio Pharma, Inc.*(a)	8,900	90,335
Clovis Oncology, Inc.*(a)	53,700	108,474
Denali Therapeutics, Inc.*	5,600	180,152
Exact Sciences Corp.*(a)	6,454	451,264
Exelixis, Inc.*	16,100	364,987
Fate Therapeutics, Inc.*	6,100	236,497
Genmab A/S (Denmark)*	5,321	1,938,073
Genprex, Inc.*(a)	67,800	153,228
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Genus PLC (United Kingdom)	15,295	$567,519
Global Blood Therapeutics, Inc.*	6,458	223,705
Harpoon Therapeutics, Inc.*	26,600	132,202
Horizon Therapeutics PLC*	6,500	683,865
IGM Biosciences, Inc.*	4,945	132,180
Immunome, Inc.*	5,700	32,376
Inovio Pharmaceuticals, Inc.*(a)	20,700	74,313
Insmed, Inc.*(a)	15,400	361,900
Intellia Therapeutics, Inc.*	3,300	239,811
Ionis Pharmaceuticals, Inc.*	10,079	373,326
Iovance Biotherapeutics, Inc.*	10,900	181,485
Mirati Therapeutics, Inc.*	3,600	295,992
MorphoSys AG (Germany)*	2,730	74,477
Neurocrine Biosciences, Inc.*	6,028	565,125
Novavax, Inc.*(a)	2,300	169,395
PharmaCyte Biotech, Inc.*(a)	41,700	95,910
Regulus Therapeutics, Inc.*	184,600	55,011
Sage Therapeutics, Inc.*	5,070	167,817
Sarepta Therapeutics, Inc.*	3,400	265,608
Scholar Rock Holding Corp.*	4,806	61,949
Seagen, Inc.*	4,088	588,876
TG Therapeutics, Inc.*	13,300	126,483
Turning Point Therapeutics, Inc.*	7,300	196,005
Twist Bioscience Corp.*(a)	5,100	251,838
Ultragenyx Pharmaceutical, Inc.*	14,289	1,037,667
United Therapeutics Corp.*	3,955	709,567
Xencor, Inc.*	7,410	197,699
Zealand Pharma A/S (Denmark)*	19,069	294,683
Zentalis Pharmaceuticals, Inc.*	3,400	156,876
		43,905,869
Building Products — 0.3%
American Woodmark Corp.*	4,340	212,443
Apogee Enterprises, Inc.	10,990	521,585
Armstrong World Industries, Inc.	2,300	207,023
Assa Abloy AB (Sweden) (Class B Stock)	63,597	1,718,081
Astral Ltd. (India)	25,690	684,143
Blue Star Ltd. (India)	29,616	411,908
Carel Industries SpA (Italy), 144A	47,938	1,223,398
Carlisle Cos., Inc.	1,617	397,653
Cornerstone Building Brands, Inc.*	14,412	350,500
Daikin Industries Ltd. (Japan)	6,700	1,218,605
Genuit Group PLC (United Kingdom)	71,573	462,428
Gibraltar Industries, Inc.*	3,409	146,416
Guangdong Kinlong Hardware Products Co. Ltd. (China) (Class A Stock)	36,900	619,189
Nitto Boseki Co. Ltd. (Japan)(a)	7,600	174,763
Sanwa Holdings Corp. (Japan)	51,100	517,685
Simpson Manufacturing Co., Inc.	6,400	697,856
Trex Co., Inc.*(a)	9,060	591,890
		10,155,566
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	2,600	366,470
AJ Bell PLC (United Kingdom)	71,719	287,267
Ares Management Corp. (Class A Stock)	7,087	575,677

A2

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Ashford, Inc.*	2,410	$41,283
Avanza Bank Holding AB (Sweden)	26,022	666,432
Blackstone, Inc.	24,400	3,097,336
Blucora, Inc.*	21,700	424,235
Bridgepoint Group PLC (United Kingdom), 144A*	239,938	1,122,208
Charles Schwab Corp. (The)	261,998	22,089,051
CME Group, Inc.	37,684	8,963,516
Coinbase Global, Inc. (Class A Stock)*	737	139,927
Deutsche Boerse AG (Germany)	18,361	3,295,545
flatexDEGIRO AG (Germany)*(a)	35,020	705,699
Goldman Sachs Group, Inc. (The)	13,683	4,516,758
Greenhill & Co., Inc.	14,848	229,699
Intermediate Capital Group PLC (United Kingdom)	51,815	1,208,736
Investec PLC (United Kingdom)	178,659	1,186,859
Julius Baer Group Ltd. (Switzerland)	82,754	4,790,729
KKR & Co., Inc.	20,523	1,199,980
London Stock Exchange Group PLC (United Kingdom)	70,260	7,372,855
LPL Financial Holdings, Inc.	3,200	584,576
Molten Ventures PLC (United Kingdom)*	114,477	1,174,630
Morgan Stanley	80,847	7,066,028
MSCI, Inc.	688	345,981
Ninety One PLC (United Kingdom)	40,451	134,855
Partners Group Holding AG (Switzerland)	1,567	1,943,046
S&P Global, Inc.	10,816	4,436,507
State Street Corp.	68,853	5,998,473
Tikehau Capital SCA (France)	16,803	451,460
TMX Group Ltd. (Canada)	42,995	4,422,107
Tradeweb Markets, Inc. (Class A Stock)	7,179	630,819
UBS Group AG (Switzerland)	160,759	3,139,624
Van Lanschot Kempen NV (Netherlands)	13,721	364,755
Virtus Investment Partners, Inc.	2,210	530,378
XP, Inc. (Brazil) (Class A Stock)*(a)	89,911	2,706,321
		96,209,822
Chemicals — 1.7%
Air Liquide SA (France)	5,337	933,393
Air Products & Chemicals, Inc.	7,113	1,777,610
Akzo Nobel NV (Netherlands)	76,465	6,595,489
Albemarle Corp.	9,401	2,079,031
Amyris, Inc.*(a)	25,700	112,052
BASF SE (Germany)	27,056	1,541,303
CF Industries Holdings, Inc.	6,827	703,591
Covestro AG (Germany), 144A	33,464	1,687,885
Croda International PLC (United Kingdom)	8,653	896,322
Denka Co. Ltd. (Japan)	6,900	191,164
DIC Corp. (Japan)	72,600	1,482,910
Fine Organic Industries Ltd. (India)	3,190	168,695
FMC Corp.	10,378	1,365,433
GCP Applied Technologies, Inc.*	17,965	564,460
Huntsman Corp.(a)	20,593	772,443
Incitec Pivot Ltd. (Australia)	324,749	915,554
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	42,117	$5,531,226
Kansai Paint Co. Ltd. (Japan)	41,300	663,325
Koninklijke DSM NV (Netherlands)	8,345	1,494,596
Linde PLC (United Kingdom) (NYSE)	33,929	10,837,941
Linde PLC (United Kingdom) (BATE)	11,479	3,665,940
Nippon Sanso Holdings Corp. (Japan)	41,300	783,761
Nippon Shokubai Co. Ltd. (Japan)	21,500	932,238
Nippon Soda Co. Ltd. (Japan)	21,700	596,386
Nutrien Ltd. (Canada)(a)	20,761	2,158,936
Quaker Chemical Corp.(a)	1,260	217,741
RPM International, Inc.	27,803	2,264,276
Sakata INX Corp. (Japan)	59,000	466,144
Sherwin-Williams Co. (The)	17,932	4,476,186
Sumitomo Seika Chemicals Co. Ltd. (Japan)	9,400	238,155
Tronox Holdings PLC (Class A Stock)	24,300	480,897
Valvoline, Inc.	25,587	807,526
Victrex PLC (United Kingdom)	22,086	528,570
		57,931,179
Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.	63,502	247,658
Brady Corp. (Class A Stock)	3,400	157,318
Cintas Corp.	2,991	1,272,341
Clean Harbors, Inc.*	5,964	665,821
Deluxe Corp.	8,000	241,920
Downer EDI Ltd. (Australia)	525,506	2,099,087
GEO Group, Inc. (The), REIT*(a)	10,600	70,066
IAA, Inc.*	9,011	344,671
KAR Auction Services, Inc.*	18,611	335,929
Republic Services, Inc.	22,461	2,976,082
SPIE SA (France)	34,765	822,502
Stericycle, Inc.*	11,210	660,493
UniFirst Corp.	677	124,758
Waste Connections, Inc.	72,313	10,102,126
		20,120,772
Communications Equipment — 0.2%
CommScope Holding Co., Inc.*	25,300	199,364
Lumentum Holdings, Inc.*	6,227	607,755
Motorola Solutions, Inc.	14,510	3,514,322
Viavi Solutions, Inc.*	31,287	503,095
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	89,700	444,249
		5,268,785
Construction & Engineering — 0.0%
Arcosa, Inc.	12,000	687,000
MasTec, Inc.*(a)	8,200	714,220
		1,401,220
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	21,107	1,199,232
Martin Marietta Materials, Inc.	3,570	1,374,057
Taiheiyo Cement Corp. (Japan)	93,200	1,535,222
		4,108,511

A3

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.2%
Aiful Corp. (Japan)	255,500	$746,283
Ally Financial, Inc.	6,950	302,186
American Express Co.	12,080	2,258,960
CreditAccess Grameen Ltd. (India)*	25,955	290,878
Funding Circle Holdings PLC (United Kingdom), 144A*	255,801	247,226
LendingTree, Inc.*	1,080	129,244
PROG Holdings, Inc.*	5,257	151,244
Shriram Transport Finance Co. Ltd. (India)	119,418	1,780,789
SLM Corp.	33,985	623,965
SoFi Technologies, Inc.*(a)	17,063	161,245
Upstart Holdings, Inc.*(a)	2,100	229,089
		6,921,109
Containers & Packaging — 0.5%
Amcor PLC, CDI	156,869	1,776,851
Avery Dennison Corp.	18,842	3,277,943
Ball Corp.	46,859	4,217,310
Crown Holdings, Inc.	6,300	788,067
Graphic Packaging Holding Co.	35,500	711,420
Mayr Melnhof Karton AG (Austria)	2,368	422,092
O-I Glass, Inc.*	26,100	343,998
Packaging Corp. of America	2,281	356,087
Sealed Air Corp.	42,007	2,812,789
Westrock Co.	18,689	878,944
		15,585,501
Distributors — 0.0%
PALTAC Corp. (Japan)	7,300	270,584
Diversified Consumer Services — 0.1%
2U, Inc.*	11,400	151,392
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	24,066	507,793
Benesse Holdings, Inc. (Japan)	35,200	646,330
Bright Horizons Family Solutions, Inc.*	4,990	662,123
Frontdoor, Inc.*	1,050	31,342
Graham Holdings Co. (Class B Stock)	580	354,653
IDP Education Ltd. (Australia)	22,683	531,258
Service Corp. International	7,030	462,715
Terminix Global Holdings, Inc.*	12,100	552,123
		3,899,729
Diversified Financial Services — 0.2%
Apollo Global Management, Inc.	10,700	663,293
Banca Mediolanum SpA (Italy)	267,874	2,282,808
Equitable Holdings, Inc.	18,206	562,747
Hypoport SE (Germany)*	985	371,473
ORIX Corp. (Japan)	142,800	2,837,124
Syncona Ltd.*	133,341	278,827
Tokyo Century Corp. (Japan)	4,900	178,473
Voya Financial, Inc.(a)	13,050	865,868
		8,040,613
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	6,970	277,963
Deutsche Telekom AG (Germany)	366,540	6,864,068
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Helios Towers PLC (Tanzania)*(a)	289,273	$437,996
Indus Towers Ltd. (India)*	420,324	1,228,764
KT Corp. (South Korea)	12,578	369,259
KT Corp. (South Korea), ADR*(a)	100,239	1,437,427
Liberty Global PLC (United Kingdom) (Class C Stock)*	11,767	304,883
Liberty Latin America Ltd. (Chile) (Class A Stock)*	16,092	156,092
Liberty Latin America Ltd. (Chile) (Class C Stock)*(a)	10,151	97,348
Nippon Telegraph & Telephone Corp. (Japan)	334,300	9,713,820
Sarana Menara Nusantara Tbk PT (Indonesia)	29,736,500	2,214,324
Telefonica Deutschland Holding AG (Germany)	8,047	21,932
V-Cube, Inc. (Japan)	27,500	203,523
		23,327,399
Electric Utilities — 1.7%
American Electric Power Co., Inc.	69,676	6,951,574
EDP - Energias do Brasil SA (Brazil)	331,542	1,642,024
Enel SpA (Italy)	508,554	3,396,473
Iberdrola SA (Spain)	309,657	3,382,915
IDACORP, Inc.	1,996	230,259
NextEra Energy, Inc.	179,933	15,242,124
OGE Energy Corp.	8,268	337,169
PG&E Corp.*	281,753	3,364,131
Southern Co. (The)	190,125	13,785,964
Via Renewables, Inc.(a)	33,000	271,920
Xcel Energy, Inc.	100,886	7,280,943
		55,885,496
Electrical Equipment — 0.4%
Hongfa Technology Co. Ltd. (China) (Class A Stock)	68,100	505,031
Hubbell, Inc.	9,178	1,686,641
Idec Corp. (Japan)(a)	18,700	391,438
Mabuchi Motor Co. Ltd. (Japan)	7,500	234,036
Mitsubishi Electric Corp. (Japan)	174,100	2,002,244
NARI Technology Co. Ltd. (China) (Class A Stock)	376,380	1,854,745
Ocean’s King Lighting Science & Technology Co. Ltd. (China) (Class A Stock)	160,736	374,830
Plug Power, Inc.*(a)	26,414	755,705
Polycab India Ltd. (India)	18,655	580,773
Prysmian SpA (Italy)	52,040	1,768,975
Rockwell Automation, Inc.	2,657	744,040
Shenzhen Megmeet Electrical Co. Ltd. (China) (Class A Stock)	132,100	478,867
Shoals Technologies Group, Inc. (Class A Stock)*(a)	14,270	243,161
Signify NV (Netherlands), 144A	36,485	1,697,642
Sunrun, Inc.*(a)	15,100	458,587
Thermon Group Holdings, Inc.*	15,745	255,069

A4

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
TPI Composites, Inc.*(a)	25,500	$358,530
		14,390,314
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	34,824	2,623,988
Avnet, Inc.	17,560	712,760
Chroma ATE, Inc. (Taiwan)	55,000	343,219
Cognex Corp.	11,076	854,513
Coherent, Inc.*	2,580	705,269
Corning, Inc.	17,124	632,047
Daiwabo Holdings Co. Ltd. (Japan)	51,100	686,705
Horiba Ltd. (Japan)	7,000	381,864
Itron, Inc.*	5,900	310,812
Littelfuse, Inc.	3,007	749,976
Murata Manufacturing Co. Ltd. (Japan)	39,200	2,590,741
National Instruments Corp.	11,208	454,933
Nippon Ceramic Co. Ltd. (Japan)	9,900	197,574
Renishaw PLC (United Kingdom)	9,935	500,955
Sensirion Holding AG (Switzerland), 144A*	2,310	284,560
Shimadzu Corp. (Japan)	39,700	1,367,174
Taiyo Yuden Co. Ltd. (Japan)(a)	7,300	328,927
TE Connectivity Ltd. (Switzerland)	29,173	3,821,079
Unimicron Technology Corp. (Taiwan)	115,000	990,431
		18,537,527
Energy Equipment & Services — 0.4%
Baker Hughes Co.	175,884	6,403,936
Halliburton Co.	77,791	2,945,945
Helmerich & Payne, Inc.(a)	17,200	735,816
Modec, Inc. (Japan)	26,700	278,068
Natural Gas Services Group, Inc.*	21,188	252,349
Oceaneering International, Inc.*	32,089	486,469
TechnipFMC PLC (United Kingdom)*	47,736	369,954
Worley Ltd. (Australia)	225,880	2,165,316
		13,637,853
Entertainment — 0.6%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	9,999	246,375
CTS Eventim AG & Co. KGaA (Germany)*	11,554	785,088
Frontier Developments PLC (United Kingdom)*(a)	18,411	301,585
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	9,401	593,485
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	47,783	3,337,165
Live Nation Entertainment, Inc.*	24,442	2,875,357
Netflix, Inc.*	9,416	3,527,140
Roku, Inc.*	3,510	439,698
Sea Ltd. (Taiwan), ADR*	23,383	2,801,050
Spotify Technology SA*	3,949	596,378
Walt Disney Co. (The)*	34,989	4,799,091
Warner Music Group Corp. (Class A Stock)	1,344	50,870
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)(a)	4,600	$287,224
Zynga, Inc. (Class A Stock)*	44,531	411,466
		21,051,972
Equity Real Estate Investment Trusts (REITs) — 4.8%
Acadia Realty Trust(a)	134,173	2,907,529
Alexandria Real Estate Equities, Inc.(a)	24,713	4,973,491
American Campus Communities, Inc.	58,493	3,273,853
American Tower Corp.	19,036	4,782,224
Americold Realty Trust(a)	6,800	189,584
Apartment Income REIT Corp.	21,592	1,154,308
Apple Hospitality REIT, Inc.(a)	145,316	2,611,329
AvalonBay Communities, Inc.	21,291	5,288,046
Braemar Hotels & Resorts, Inc.(a)	26,318	162,645
Camden Property Trust	42,537	7,069,649
Centerspace(a)	3,570	350,288
Crown Castle International Corp.	14,382	2,654,917
CubeSmart	96,263	5,008,564
Derwent London PLC (United Kingdom)	14,955	629,996
DigitalBridge Group, Inc.*	75,288	542,074
Douglas Emmett, Inc.	85,691	2,863,793
EastGroup Properties, Inc.	14,215	2,889,625
Equinix, Inc.	13,440	9,967,373
Equity LifeStyle Properties, Inc.	90,559	6,925,952
Equity Residential	126,114	11,340,171
Essex Property Trust, Inc.	14,681	5,071,992
Federal Realty Investment Trust(a)	8,594	1,049,070
Great Portland Estates PLC (United Kingdom)	153,354	1,446,243
Healthcare Realty Trust, Inc.(a)	30,100	827,148
Healthcare Trust of America, Inc. (Class A Stock)	35,233	1,104,202
Host Hotels & Resorts, Inc.(a)	100,324	1,949,295
Independence Realty Trust, Inc.(a)	32,251	852,716
Inmobiliaria Colonial Socimi SA (Spain)	73,149	664,430
Innovative Industrial Properties, Inc.	2,400	492,960
Invitation Homes, Inc.	20,150	809,627
JBG SMITH Properties	13,700	400,314
Kilroy Realty Corp.(a)	31,116	2,377,885
Kimco Realty Corp.	93,159	2,301,027
National Retail Properties, Inc.(a)	17,500	786,450
National Storage Affiliates Trust	8,900	558,564
Office Properties Income Trust	7,701	198,147
Omega Healthcare Investors, Inc.(a)	9,900	308,484
Pebblebrook Hotel Trust(a)	88,179	2,158,622
Power REIT*	7,384	290,856
Prologis, Inc.	136,124	21,981,304
PS Business Parks, Inc.	11,432	1,921,491
Public Storage	19,409	7,574,945
Rayonier, Inc.	18,291	752,126
Regency Centers Corp.(a)	32,857	2,344,018
Rexford Industrial Realty, Inc.	51,858	3,868,088
RLJ Lodging Trust	39,068	550,077
RPT Realty	47,907	659,679
Sabra Health Care REIT, Inc.	32,339	481,528
SBA Communications Corp.	6,562	2,257,984

A5

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.	17,658	$2,323,087
SL Green Realty Corp.(a)	15,207	1,234,504
STAG Industrial, Inc.	15,778	652,420
Sun Communities, Inc.(a)	3,981	697,830
Terreno Realty Corp.	37,209	2,755,327
Urban Edge Properties(a)	35,600	679,960
Ventas, Inc.(a)	14,600	901,696
VICI Properties, Inc.	14,300	406,978
Vornado Realty Trust	14,700	666,204
Welltower, Inc.(a)	70,908	6,817,095
Xenia Hotels & Resorts, Inc.*	32,100	619,209
		159,378,993
Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	2,560	507,315
Costco Wholesale Corp.	5,069	2,918,984
CP ALL PCL (Thailand)	1,080,100	2,108,452
Jeronimo Martins SGPS SA (Portugal)	81,111	1,945,946
MatsukiyoCocokara & Co. (Japan)	52,600	1,858,352
Ocado Group PLC (United Kingdom)*(a)	60,984	934,860
Performance Food Group Co.*	5,088	259,030
PriceSmart, Inc.	3,070	242,131
Seven & i Holdings Co. Ltd. (Japan)	81,200	3,861,420
Shop Apotheke Europe NV (Netherlands), 144A*(a)	16,773	1,529,073
Sprouts Farmers Market, Inc.*	13,912	444,906
United Natural Foods, Inc.*	10,880	449,888
Walmart, Inc.	93,406	13,910,021
		30,970,378
Food Products — 0.9%
Barry Callebaut AG (Switzerland)	832	1,948,503
Beyond Meat, Inc.*(a)	1,800	86,958
Cal-Maine Foods, Inc.	9,520	525,694
Darling Ingredients, Inc.*	36,858	2,962,646
Edita Food Industries SAE (Egypt), 144A, GDR	3,964	8,143
Edita Food Industries SAE (Egypt), GDR	16,145	33,167
Freshpet, Inc.*	2,254	231,351
Ingredion, Inc.(a)	4,730	412,220
Lotus Bakeries NV (Belgium)	39	203,880
McCormick & Co., Inc.	12,663	1,263,767
Mondelez International, Inc. (Class A Stock)	174,527	10,956,805
Nestle SA (Switzerland)	68,686	8,917,976
Post Holdings, Inc.*(a)	5,080	351,841
Simply Good Foods Co. (The)*	19,000	721,050
Tingyi Cayman Islands Holding Corp. (China)	328,000	551,594
		29,175,595
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	20,398	2,437,357
China Resources Gas Group Ltd. (China)	166,000	701,118
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
National Fuel Gas Co.	10,337	$710,152
Southwest Gas Holdings, Inc.(a)	8,805	689,344
		4,537,971
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	20,220	2,393,239
Alcon, Inc. (Switzerland)	39,145	3,100,769
Align Technology, Inc.*	1,213	528,868
Ambu A/S (Denmark) (Class B Stock)(a)	23,894	352,508
Becton, Dickinson & Co.	71,969	19,143,754
BioMerieux (France)	2,126	226,680
Cochlear Ltd. (Australia)	4,138	694,122
Cooper Cos., Inc. (The)	4,176	1,743,856
CryoPort, Inc.*	5,000	174,550
DiaSorin SpA (Italy)	10,365	1,622,589
Eiken Chemical Co. Ltd. (Japan)	28,900	407,430
Envista Holdings Corp.*(a)	5,846	284,759
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,708	987,063
Haemonetics Corp.*	5,460	345,181
ICU Medical, Inc.*	900	200,376
Insulet Corp.*	2,901	772,797
Intuitive Surgical, Inc.*	20,108	6,066,182
Koninklijke Philips NV (Netherlands)	165,132	5,038,716
Masimo Corp.*	2,650	385,681
Medtronic PLC	63,952	7,095,474
Meridian Bioscience, Inc.*	17,100	443,916
Nakanishi, Inc. (Japan)	23,200	428,169
Nevro Corp.*	3,300	238,689
Nipro Corp. (Japan)	71,400	597,740
Novocure Ltd.*(a)	4,066	336,868
OraSure Technologies, Inc.*	21,000	142,380
Outset Medical, Inc.*	5,486	249,064
Penumbra, Inc.*(a)	2,600	577,538
Qingdao Haier Biomedical Co. Ltd. (China) (Class A Stock)	60,271	676,177
Quidel Corp.*	3,540	398,108
ReShape Lifesciences, Inc.*(a)	65,100	76,818
Shandong Pharmaceutical Glass Co. Ltd. (China) (Class A Stock)	303,900	1,266,094
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	326,400	347,705
Shockwave Medical, Inc.*	2,413	500,360
Smith & Nephew PLC (United Kingdom)	204,009	3,242,342
STERIS PLC	8,800	2,127,576
Stryker Corp.	26,581	7,106,430
Teleflex, Inc.	5,443	1,931,340
Zylox-Tonbridge Medical Technology Co. Ltd. (China), 144A*	4,000	6,463
		72,258,371
Health Care Providers & Services — 2.8%
Ambea AB (Sweden), 144A	38,420	194,551
Amedisys, Inc.*(a)	3,360	578,894
Amplifon SpA (Italy)	49,623	2,209,202

A6

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	24,136	$11,856,086
Apollo Medical Holdings, Inc.*(a)	4,300	208,421
Centene Corp.*	114,097	9,605,826
Chemed Corp.	810	410,305
Cigna Corp.	25,373	6,079,624
CVS Group PLC (United Kingdom)	18,776	442,127
dentalcorp Holdings Ltd. (Canada)*	37,227	452,328
Dr. Lal PathLabs Ltd. (India), 144A	5,465	188,113
Fresenius SE & Co. KGaA (Germany)	50,484	1,854,871
Guardant Health, Inc.*	5,200	344,448
HCA Healthcare, Inc.	46,148	11,565,612
Humana, Inc.	6,760	2,941,749
Integrated Diagnostics Holdings PLC (Egypt), 144A	271,900	322,113
Invitae Corp.*(a)	21,100	168,167
Laboratory Corp. of America Holdings*	12,198	3,216,125
MEDNAX, Inc.*	20,766	487,586
Molina Healthcare, Inc.*	9,342	3,116,398
Oak Street Health, Inc.*(a)	10,100	271,488
Pennant Group, Inc. (The)*	13,062	243,345
Progyny, Inc.*(a)	4,500	231,300
Rede D’Or Sao Luiz SA (Brazil), 144A	149,166	1,570,284
Select Medical Holdings Corp.	25,249	605,723
Sinopharm Group Co. Ltd. (China) (Class H Stock)	236,000	536,134
Tenet Healthcare Corp.*	4,600	395,416
UnitedHealth Group, Inc.	62,047	31,642,109
		91,738,345
Health Care Technology — 0.1%
Inspire Medical Systems, Inc.*	1,300	333,697
Phreesia, Inc.*	5,292	139,497
Simulations Plus, Inc.(a)	6,600	336,468
Teladoc Health, Inc.*(a)	7,273	524,602
Veeva Systems, Inc. (Class A Stock)*	9,363	1,989,263
		3,323,527
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc. (Class A Stock)*	10,186	1,749,547
Aramark	11,000	413,600
Bloomin’ Brands, Inc.	8,847	194,103
Booking Holdings, Inc.*	2,362	5,547,039
Brinker International, Inc.*	5,940	226,670
BTG Hotels Group Co. Ltd. (China) (Class A Stock)*	201,419	722,048
Carrols Restaurant Group, Inc.	50,100	113,226
Cheesecake Factory, Inc. (The)*(a)	6,640	264,206
Chipotle Mexican Grill, Inc.*	2,927	4,630,602
Denny’s Corp.*	23,515	336,500
DraftKings, Inc. (Class A Stock)*(a)	12,000	233,640
Galaxy Entertainment Group Ltd. (Macau)	316,000	1,869,441
Hilton Worldwide Holdings, Inc.*	31,309	4,750,828
Huazhu Group Ltd. (China), ADR	15,200	501,448
Kyoritsu Maintenance Co. Ltd. (Japan)	12,000	451,548
Las Vegas Sands Corp.*	44,077	1,713,273
Marriott International, Inc. (Class A Stock)*	29,417	5,170,038
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott Vacations Worldwide Corp.	1,482	$233,711
McDonald’s Corp.	33,243	8,220,329
Noodles & Co.*	20,600	122,982
Planet Fitness, Inc. (Class A Stock)*	25,394	2,145,285
Playtech PLC (United Kingdom)*	93,058	718,713
Scientific Games Corp.*	9,900	581,625
SSP Group PLC (United Kingdom)*	141,517	425,390
Starbucks Corp.	6,341	576,841
Trainline PLC (United Kingdom), 144A*	172,472	566,789
Travel + Leisure Co.	13,180	763,649
Trip.com Group Ltd. (China), ADR*(a)	76,267	1,763,293
Vail Resorts, Inc.	1,600	416,432
Whitbread PLC (United Kingdom)*	40,201	1,498,335
Wingstop, Inc.	1,008	118,289
Wyndham Hotels & Resorts, Inc.	10,794	914,144
Yum! Brands, Inc.	94,727	11,227,991
		59,181,555
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	428,635	586,531
Century Communities, Inc.	5,246	281,028
Fujitsu General Ltd. (Japan)	119,500	2,325,487
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	621,794	3,146,938
Haier Smart Home Co. Ltd. (China) (Class H Stock)	194,800	625,243
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	92,000	885,011
KB Home(a)	12,100	391,798
MDC Holdings, Inc.	13,022	492,753
Rinnai Corp. (Japan)	2,200	164,345
Skyline Champion Corp.*	11,588	635,950
Sony Group Corp. (Japan)	23,700	2,440,300
Taylor Wimpey PLC (United Kingdom)	677,120	1,154,500
Tempur Sealy International, Inc.	12,448	347,548
		13,477,432
Household Products — 0.3%
Colgate-Palmolive Co.	13,967	1,059,118
Essity AB (Sweden) (Class B Stock)(a)	56,440	1,331,752
Kimberly-Clark Corp.	13,629	1,678,548
Procter & Gamble Co. (The)	36,215	5,533,652
WD-40 Co.(a)	1,900	348,137
		9,951,207
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	36,300	519,115
NTPC Ltd. (India)	2,111,010	3,748,620
Vistra Corp.	11,600	269,700
		4,537,435
Industrial Conglomerates — 1.8%
CK Hutchison Holdings Ltd. (United Kingdom)	237,500	1,739,651
Fosun International Ltd. (China)	1,026,000	1,110,581
General Electric Co.	276,173	25,269,829

A7

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Hitachi Ltd. (Japan)	80,600	$4,041,349
Honeywell International, Inc.	46,614	9,070,152
Roper Technologies, Inc.	20,034	9,460,656
Siemens AG (Germany)	44,745	6,169,486
SM Investments Corp. (Philippines)	60,180	1,055,992
Smiths Group PLC (United Kingdom)	109,058	2,076,192
		59,993,888
Insurance — 3.4%
AIA Group Ltd. (Hong Kong)	528,000	5,512,482
American International Group, Inc.	263,931	16,566,949
Aon PLC (Class A Stock)	13,222	4,305,480
Arch Capital Group Ltd.*	6,300	305,046
Argo Group International Holdings Ltd.	6,301	260,105
AXA SA (France)	176,441	5,156,146
Axis Capital Holdings Ltd.	12,210	738,339
Chubb Ltd.	120,507	25,776,447
CNO Financial Group, Inc.	29,153	731,449
Dai-ichi Life Holdings, Inc. (Japan)	92,500	1,865,248
Definity Financial Corp. (Canada)(a)	58,664	1,498,333
Direct Line Insurance Group PLC (United Kingdom)	312,301	1,129,066
eHealth, Inc.*	4,750	58,948
Fidelity National Financial, Inc.	9,887	482,881
First American Financial Corp.	5,165	334,795
Hanover Insurance Group, Inc. (The)	5,360	801,427
Hartford Financial Services Group, Inc. (The)	77,483	5,564,054
Kemper Corp.	4,688	265,060
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Spain)	150,072	230,791
Manulife Financial Corp. (Canada)	135,315	2,885,652
Markel Corp.*	264	389,463
Marsh & McLennan Cos., Inc.	49,424	8,422,838
Old Republic International Corp.	31,404	812,421
Progressive Corp. (The)	15,326	1,747,011
Reinsurance Group of America, Inc.	2,200	240,812
RenaissanceRe Holdings Ltd. (Bermuda)	2,284	362,037
Sampo OYJ (Finland) (Class A Stock)	73,569	3,596,553
Selective Insurance Group, Inc.	8,800	786,368
Sompo Holdings, Inc. (Japan)	53,500	2,337,545
Steadfast Group Ltd. (Australia)	198,509	705,815
Sun Life Financial, Inc. (Canada)	85,669	4,783,183
Travelers Cos., Inc. (The)	45,790	8,367,207
Willis Towers Watson PLC	6,522	1,540,627
Zurich Insurance Group AG (Switzerland)	10,471	5,157,075
		113,717,653
Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)*	1,436	3,994,019
Alphabet, Inc. (Class C Stock)*	19,869	55,493,918
Baidu, Inc. (China), ADR*	25,742	3,405,667
Baltic Classifieds Group PLC (United Kingdom)*	181,128	326,630
IAC/InterActiveCorp*	3,629	363,916
Info Edge India Ltd. (India)	4,245	251,556
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
JOYY, Inc. (China), ADR(a)	22,844	$839,060
Kanzhun Ltd. (China), ADR*(a)	53,272	1,327,005
Meta Platforms, Inc. (Class A Stock)*	61,807	13,743,404
NAVER Corp. (South Korea)	17,412	4,859,398
Pinterest, Inc. (Class A Stock)*	48,960	1,204,906
Rightmove PLC (United Kingdom)(a)	44,746	370,517
Scout24 SE (Germany), 144A	12,930	740,678
Snap, Inc. (Class A Stock)*	141,739	5,101,187
Tencent Holdings Ltd. (China)	79,000	3,686,221
Vimeo, Inc.*	5,891	69,985
Z Holdings Corp. (Japan)	645,900	2,816,951
Ziff Davis, Inc.*(a)	5,059	489,610
ZoomInfo Technologies, Inc.*	4,018	240,035
		99,324,663
Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*	38,171	4,153,005
Amazon.com, Inc.*	10,683	34,826,046
ASOS PLC (United Kingdom)*	87,982	1,849,477
Auction Technology Group PLC (United Kingdom)*(a)	31,884	412,638
boohoo Group PLC (United Kingdom)*(a)	914,556	1,058,280
Chewy, Inc. (Class A Stock)*(a)	2,200	89,716
DoorDash, Inc. (Class A Stock)*(a)	20,197	2,366,886
FSN E-Commerce Ventures Ltd. (India)*	12,472	276,619
Groupon, Inc.*(a)	4,740	91,150
JD Health International, Inc. (China), 144A*	186,850	1,123,800
JD.com, Inc. (China) (Class A Stock)*	3,761	108,449
Just Eat Takeaway.com NV (United Kingdom), 144A*	10,006	338,505
Media Do Co. Ltd. (Japan)	11,300	234,618
MercadoLibre, Inc. (Brazil)*	1,571	1,868,673
Ozon Holdings PLC (Russia), ADR*^(a)	7,125	1
Prosus NV (China)*	130,207	6,960,962
Quotient Technology, Inc.*	40,100	255,838
Stitch Fix, Inc. (Class A Stock)*	6,500	65,455
Victorian Plumbing Group PLC (United Kingdom)*	101,901	64,964
Wayfair, Inc. (Class A Stock)*(a)	2,478	274,513
Zalando SE (Germany), 144A*	16,255	822,759
Zomato Ltd. (India)*	103,615	112,120
		57,354,474
IT Services — 3.2%
Accenture PLC (Class A Stock)	35,355	11,922,767
Adesso SE (Germany)	1,002	205,137
Adyen NV (Netherlands), 144A*	974	1,929,141
Affirm Holdings, Inc.*(a)	15,451	715,072
Amadeus IT Group SA (Spain)*	45,351	2,957,374
Automatic Data Processing, Inc.	12,821	2,917,290
Block, Inc.*	26,143	3,544,991
Broadridge Financial Solutions, Inc.	21,925	3,413,942
CANCOM SE (Germany)	8,629	537,682
CI&T, Inc. (Brazil) (Class A Stock)*(a)	14,066	225,337

A8

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Cloudflare, Inc. (Class A Stock)*	6,820	$816,354
Cognizant Technology Solutions Corp. (Class A Stock)	38,764	3,475,968
CSG Systems International, Inc.	5,842	371,376
Edenred (France)	9,368	462,991
Euronet Worldwide, Inc.*	12,882	1,676,592
Fidelity National Information Services, Inc.	69,117	6,940,729
Fiserv, Inc.*	36,943	3,746,020
Fujitsu Ltd. (Japan)	26,500	3,967,974
GoDaddy, Inc. (Class A Stock)*	10,100	845,370
Indra Sistemas SA (Spain)*	82,780	920,530
Keywords Studios PLC (Ireland)	30,476	1,059,461
Majorel Group Luxembourg SA (Luxembourg)*	23,081	756,502
Mastercard, Inc. (Class A Stock)	21,762	7,777,304
Maximus, Inc.	6,560	491,672
MongoDB, Inc.*	6,673	2,960,076
Nagarro SE (Germany)*	2,161	343,887
NET One Systems Co. Ltd. (Japan)	23,900	556,913
Network International Holdings PLC (United Arab Emirates), 144A*	415,411	1,519,373
NTT Data Corp. (Japan)	97,800	1,921,146
Okta, Inc.*	4,967	749,818
PayPal Holdings, Inc.*	15,412	1,782,398
Shopify, Inc. (Canada) (Class A Stock) (NYSE)*	5,932	4,009,795
Shopify, Inc. (Canada) (Class A Stock) (XTSE)*	1,551	1,048,933
Snowflake, Inc. (Class A Stock)*	11,097	2,542,656
TELUS International CDA, Inc. (Philippines)*	43,007	1,063,005
Twilio, Inc. (Class A Stock)*	6,972	1,149,055
VeriSign, Inc.*	8,167	1,816,831
Visa, Inc. (Class A Stock)(a)	97,507	21,624,127
WEX, Inc.*	3,541	631,891
Wix.com Ltd. (Israel)*(a)	4,467	466,623
		105,864,103
Leisure Products — 0.2%
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	17,700	484,337
Brunswick Corp.	8,085	653,996
MIPS AB (Sweden)	4,057	377,366
Peloton Interactive, Inc. (Class A Stock)*	16,787	443,512
Polaris, Inc.(a)	4,704	495,425
Sega Sammy Holdings, Inc. (Japan)	30,000	517,104
Smith & Wesson Brands, Inc.	3,100	46,903
Spin Master Corp. (Canada), 144A*	22,455	773,257
Thule Group AB (Sweden), 144A	29,830	1,182,268
Tonies SE (Germany) (Class A Stock)*	17,309	121,455
		5,095,623
Life Sciences Tools & Services — 2.1%
10X Genomics, Inc. (Class A Stock)*(a)	3,700	281,459
Adaptive Biotechnologies Corp.*	18,267	253,546
Agilent Technologies, Inc.	29,708	3,931,260
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Avantor, Inc.*	17,265	$583,902
Bruker Corp.	3,328	213,990
Danaher Corp.	85,719	25,143,954
Eurofins Scientific SE (Luxembourg)	14,938	1,477,316
Evotec SE (Germany)*	73,065	2,151,797
Lonza Group AG (Switzerland)	5,884	4,259,772
Olink Holding AB (Sweden), ADR*(a)	30,294	534,992
Oxford Nanopore Technologies PLC (United Kingdom)*(a)	59,903	319,252
PerkinElmer, Inc.(a)	24,387	4,254,556
PolyPeptide Group AG, 144A*	12,773	1,010,330
Repligen Corp.*	3,380	635,744
SKAN Group AG (Switzerland)	1,311	90,424
Syneos Health, Inc.*	7,010	567,459
Thermo Fisher Scientific, Inc.	39,120	23,106,228
West Pharmaceutical Services, Inc.	3,265	1,340,968
Wuxi Biologics Cayman, Inc. (China), 144A*	83,000	678,725
		70,835,674
Machinery — 1.2%
Aalberts NV (Netherlands)	8,804	457,428
Aida Engineering Ltd. (Japan)	32,000	275,027
Alstom SA (France)(a)	71,857	1,678,720
Caterpillar, Inc.	9,031	2,012,287
Colfax Corp.*	16,379	651,720
Cummins, Inc.	8,546	1,752,870
Daimler Truck Holding AG (Germany)*	37,372	1,032,907
Deere & Co.	2,932	1,218,129
Douglas Dynamics, Inc.	9,725	336,388
Escorts Ltd. (India)	19,889	443,367
Fluidra SA (Spain)	89,685	2,585,450
Fujitec Co. Ltd. (Japan)	21,700	556,748
GEA Group AG (Germany)	37,439	1,539,300
Graco, Inc.	5,223	364,148
GVS SpA (Italy), 144A	37,762	342,325
Hoshizaki Corp. (Japan)	22,500	1,541,910
Illinois Tool Works, Inc.	15,309	3,205,705
Impro Precision Industries Ltd., 144A	798,000	201,258
Knorr-Bremse AG (Germany)	19,240	1,475,849
Lincoln Electric Holdings, Inc.	3,915	539,526
Manitowoc Co., Inc. (The)*	11,727	176,843
METAWATER Co. Ltd. (Japan)	21,200	346,961
Metso Outotec OYJ (Finland)	101,796	859,434
Middleby Corp. (The)*	22,610	3,706,683
Mueller Water Products, Inc. (Class A Stock)	31,125	402,135
Norma Group SE (Germany)	12,193	350,731
NSK Ltd. (Japan)	198,800	1,191,667
Obara Group, Inc. (Japan)	16,000	390,692
Omega Flex, Inc.(a)	2,400	311,688
Oshkosh Corp.	7,244	729,109
Otis Worldwide Corp.	22,259	1,712,830
Proto Labs, Inc.*	3,197	169,121
Rotork PLC (United Kingdom)	99,655	423,878
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	109,500	976,582

A9

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Spirax-Sarco Engineering PLC (United Kingdom)	4,159	$682,575
Takuma Co. Ltd. (Japan)	21,700	252,878
Timken Co. (The)(a)	10,100	613,070
Toro Co. (The)	4,800	410,352
Trelleborg AB (Sweden) (Class B Stock)	37,453	866,750
Trinity Industries, Inc.	20,100	690,636
Wabash National Corp.(a)	20,300	301,252
Weir Group PLC (The) (United Kingdom)	28,217	603,410
Welbilt, Inc.*	24,910	591,612
Yangzijiang Shipbuilding Holdings Ltd. (China)	1,633,700	1,838,970
		40,810,921
Media — 0.6%
Altice USA, Inc. (Class A Stock)*	9,526	118,884
Ascential PLC (United Kingdom)*	385,311	1,750,421
Cable One, Inc.	299	437,808
Charter Communications, Inc. (Class A Stock)*(a)	5,814	3,171,653
Comcast Corp. (Class A Stock)	91,246	4,272,138
Daily Journal Corp.*(a)	1,080	336,949
DallasNews Corp.	5,537	38,538
Gannett Co., Inc.*	41,420	186,804
Informa PLC (United Kingdom)*	213,193	1,675,255
Liberty Broadband Corp. (Class C Stock)*	7,948	1,075,523
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*(a)	10,610	484,983
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	530	24,237
oOh!media Ltd. (Australia)	258,030	310,759
Scholastic Corp.	5,668	228,307
Sirius XM Holdings, Inc.(a)	42,547	281,661
WPP PLC (United Kingdom)	211,382	2,774,152
YouGov PLC (United Kingdom)	71,880	1,291,086
		18,459,158
Metals & Mining — 0.6%
BHP Group Ltd. (Australia) (XASX)	68,816	2,635,016
BHP Group Ltd. (Australia) (XLON)	106,497	4,129,987
BHP Group Ltd. (Australia), ADR(a)	22,630	1,748,167
Compass Minerals International, Inc.	3,630	227,928
Hitachi Metals Ltd. (Japan)*	107,400	1,798,891
Mitsui Mining & Smelting Co. Ltd. (Japan)	19,600	537,250
Nippon Steel Corp. (Japan)	81,300	1,434,100
OZ Minerals Ltd. (Australia)	33,054	653,490
Reliance Steel & Aluminum Co.	3,485	638,975
Royal Gold, Inc.	2,290	323,531
South32 Ltd. (Australia)	1,038,884	3,878,818
Steel Dynamics, Inc.	15,100	1,259,793
United States Steel Corp.	29,600	1,117,104
		20,383,050
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	10,110	$132,441
Annaly Capital Management, Inc.	11,577	81,502
Apollo Commercial Real Estate Finance, Inc.(a)	36,555	509,211
Ellington Residential Mortgage REIT(a)	25,422	256,508
Granite Point Mortgage Trust, Inc.	20,081	223,301
Orchid Island Capital, Inc.(a)	61,000	198,250
Ready Capital Corp.(a)	38,426	578,696
Two Harbors Investment Corp.(a)	61,376	339,409
		2,319,318
Multiline Retail — 0.5%
Dollar General Corp.	53,023	11,804,511
Magazine Luiza SA (Brazil)	722,996	1,040,216
Next PLC (United Kingdom)	22,617	1,787,510
Nordstrom, Inc.	6,300	170,793
Ollie’s Bargain Outlet Holdings, Inc.*	3,839	164,923
Pan Pacific International Holdings Corp. (Japan)	65,900	1,056,387
V-Mart Retail Ltd. (India)*	5,947	311,056
		16,335,396
Multi-Utilities — 1.2%
Ameren Corp.	41,382	3,879,976
Black Hills Corp.(a)	4,495	346,205
CMS Energy Corp.	62,666	4,382,860
Dominion Energy, Inc.	84,785	7,204,182
DTE Energy Co.	16,426	2,171,682
Engie SA (France)	220,620	2,896,390
NiSource, Inc.	104,069	3,309,394
Sempra Energy	83,962	14,115,691
WEC Energy Group, Inc.	24,143	2,409,713
		40,716,093
Oil, Gas & Consumable Fuels — 1.4%
Camber Energy, Inc.*(a)	163,605	138,492
Cheniere Energy, Inc.	5,219	723,614
Chevron Corp.	30,144	4,908,348
ConocoPhillips	31,752	3,175,200
CVR Energy, Inc.	14,100	360,114
Devon Energy Corp.	26,698	1,578,653
EOG Resources, Inc.	42,697	5,090,763
Equitrans Midstream Corp.	60,137	507,556
Galp Energia SGPS SA (Portugal)	522,788	6,634,431
Gazprom PJSC (Russia), ADR^	160,918	16
Magnolia Oil & Gas Corp. (Class A Stock)	10,000	236,500
Matador Resources Co.(a)	16,300	863,574
Murphy Oil Corp.(a)	16,576	669,505
PBF Energy, Inc. (Class A Stock)*(a)	24,300	592,191
Petronet LNG Ltd. (India)	239,160	610,515
Renewable Energy Group, Inc.*	6,419	389,312
Shell PLC (Netherlands)	167,739	4,608,447
SM Energy Co.	23,131	900,952
Targa Resources Corp.	14,881	1,123,069
TC Energy Corp. (Canada)	69,419	3,915,924
TotalEnergies SE (France)(a)	159,725	8,068,915

A10

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	6,786	$689,050
		45,785,141
Paper & Forest Products — 0.1%
Mondi PLC (Austria)	47,714	929,568
Suzano SA (Brazil)	190,998	2,216,452
		3,146,020
Personal Products — 0.4%
Beiersdorf AG (Germany)	22,060	2,315,017
BellRing Brands, Inc.*	6,439	148,612
LG Household & Health Care Ltd. (South Korea)	1,934	1,366,811
Medifast, Inc.	2,450	418,411
Olaplex Holdings, Inc.*	39,714	620,730
Shiseido Co. Ltd. (Japan)	9,700	490,573
Unilever PLC (United Kingdom) (SGMX)	129,043	5,873,955
Unilever PLC (United Kingdom) (BATE)	71,235	3,229,099
		14,463,208
Pharmaceuticals — 4.0%
Ampio Pharmaceuticals, Inc.*(a)	211,600	99,452
Arvinas, Inc.*	2,124	142,945
Astellas Pharma, Inc. (Japan)	206,600	3,228,779
AstraZeneca PLC (United Kingdom)	23,852	3,155,330
AstraZeneca PLC (United Kingdom), ADR	545,681	36,200,478
Bayer AG (Germany)	80,506	5,497,647
Bristol-Myers Squibb Co.	81,801	5,973,927
Chugai Pharmaceutical Co. Ltd. (Japan)	59,100	1,978,515
Daiichi Sankyo Co. Ltd. (Japan)	100,200	2,191,147
Dechra Pharmaceuticals PLC (United Kingdom)	7,424	395,758
Elanco Animal Health, Inc.*	89,430	2,333,229
Eli Lilly & Co.	27,093	7,758,622
Enveric Biosciences, Inc.*	107,500	35,475
GlaxoSmithKline PLC, ADR(a)	109,278	4,760,150
Jazz Pharmaceuticals PLC*	1,950	303,557
Johnson & Johnson	77,055	13,656,458
Laboratorios Farmaceuticos Rovi SA (Spain)	20,276	1,504,227
Novartis AG (Switzerland)	52,533	4,603,628
Otsuka Holdings Co. Ltd. (Japan)	185,300	6,400,254
Pacira BioSciences, Inc.*	9,495	724,658
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,870	94,021
Roche Holding AG (Switzerland)	32,906	13,020,910
Royalty Pharma PLC (Class A Stock)	6,800	264,928
Sanofi (France)	99,722	10,199,624
Supernus Pharmaceuticals, Inc.*	20,850	673,872
Takeda Pharmaceutical Co. Ltd. (Japan)	76,200	2,181,677
TFF Pharmaceuticals, Inc.*(a)	22,700	143,237
Torrent Pharmaceuticals Ltd. (India)	16,743	615,561
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	36,705	$6,922,196
		135,060,262
Professional Services — 0.5%
ALS Ltd. (Australia)	24,193	239,405
Boa Vista Servicos SA (Brazil)	129,234	235,881
Booz Allen Hamilton Holding Corp.	4,400	386,496
CBIZ, Inc.*	7,151	300,128
CoStar Group, Inc.*	12,144	808,912
DKSH Holding AG (Switzerland)	8,450	708,289
Equifax, Inc.	8,255	1,957,261
Exponent, Inc.	4,700	507,835
FTI Consulting, Inc.*	2,100	330,162
HeadHunter Group PLC (Russia), ADR^(a)	13,700	1
Huron Consulting Group, Inc.*	5,382	246,549
Insperity, Inc.	3,625	364,023
Intertrust NV (Netherlands), 144A*	14,773	320,846
Jacobs Engineering Group, Inc.	6,975	961,225
Korn Ferry	5,700	370,158
ManpowerGroup, Inc.	3,678	345,438
ManTech International Corp. (Class A Stock)	2,400	206,856
Outsourcing, Inc. (Japan)	108,800	1,121,920
Persol Holdings Co. Ltd. (Japan)	198,400	4,448,798
TeamLease Services Ltd. (India)*	7,842	448,721
TransUnion	18,830	1,945,892
Upwork, Inc.*	11,500	267,260
		16,522,056
Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A	18,563	471,527
Altus Group Ltd. (Canada)(a)	12,000	484,742
China Resources Mixc Lifestyle Services Ltd. (China), 144A	224,000	1,100,249
Country Garden Services Holdings Co. Ltd. (China)	303,000	1,283,825
eXp World Holdings, Inc.(a)	6,921	146,518
Heiwa Real Estate Co. Ltd. (Japan)	1,500	48,307
Hongkong Land Holdings Ltd. (Hong Kong)	212,200	1,037,561
Howard Hughes Corp. (The)*	12,056	1,249,122
Jones Lang LaSalle, Inc.*	2,306	552,195
Kojamo OYJ (Finland)	40,720	976,302
Mitsubishi Estate Co. Ltd. (Japan)	115,500	1,714,376
Mitsui Fudosan Co. Ltd. (Japan)	99,700	2,126,007
Opendoor Technologies, Inc.*(a)	68,044	588,581
RE/MAX Holdings, Inc. (Class A Stock)	5,551	153,929
Realogy Holdings Corp.*	11,074	173,640
RMR Group, Inc. (The) (Class A Stock)	7,074	220,001
St. Joe Co. (The)	8,728	517,047
Tokyo Tatemono Co. Ltd. (Japan)	52,700	788,034
Vonovia SE (Germany)	25,165	1,173,396
Zillow Group, Inc. (Class A Stock)*	4,350	209,801
Zillow Group, Inc. (Class C Stock)*(a)	5,300	261,237
		15,276,397

A11

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 1.0%
Canadian Pacific Railway Ltd. (Canada)(a)	64,592	$5,331,424
CSX Corp.	265,407	9,939,492
J.B. Hunt Transport Services, Inc.	12,838	2,577,742
Knight-Swift Transportation Holdings, Inc.	7,400	373,404
Landstar System, Inc.	1,480	223,228
Lyft, Inc. (Class A Stock)*	11,300	433,920
National Express Group PLC (United Kingdom)*(a)	163,565	499,919
Norfolk Southern Corp.	17,968	5,124,833
Saia, Inc.*	1,759	428,879
Uber Technologies, Inc.*	51,800	1,848,224
Union Pacific Corp.	26,850	7,335,689
XPO Logistics, Inc.*(a)	5,400	393,120
		34,509,874
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	85,958	9,398,648
AIXTRON SE (Germany)	36,668	802,624
Amkor Technology, Inc.	22,433	487,245
ams-OSRAM AG (Austria)*	36,027	551,829
Applied Materials, Inc.	19,558	2,577,744
ASML Holding NV (Netherlands) (SGMX)	17,065	11,430,382
ASML Holding NV (Netherlands) (XNGS)	6,422	4,289,446
Disco Corp. (Japan)	5,700	1,589,565
Entegris, Inc.	6,400	840,064
Infineon Technologies AG (Germany)	16,298	554,756
IQE PLC (United Kingdom)*	919,947	408,116
KLA Corp.	359	131,416
Marvell Technology, Inc.	49,071	3,518,881
MaxLinear, Inc.*	10,400	606,840
Microchip Technology, Inc.	30,261	2,273,812
Micron Technology, Inc.	1,689	131,556
Monolithic Power Systems, Inc.	2,163	1,050,526
NVIDIA Corp.	43,811	11,954,269
NXP Semiconductors NV (China)	15,632	2,893,171
ON Semiconductor Corp.*	15,300	957,933
QUALCOMM, Inc.	72,458	11,073,032
Synaptics, Inc.*(a)	3,900	778,050
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	774,000	15,947,860
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	8,316	867,026
Texas Instruments, Inc.	64,215	11,782,168
Tokyo Electron Ltd. (Japan)	6,500	3,339,911
Ultra Clean Holdings, Inc.*	13,600	576,504
Universal Display Corp.(a)	2,990	499,180
Win Semiconductors Corp. (Taiwan)	59,000	543,806
Wolfspeed, Inc.*(a)	13,204	1,503,407
		103,359,767
Software — 4.3%
ACI Worldwide, Inc.*	17,362	546,729
AppLovin Corp. (Class A Stock)*	1,700	93,619
Atlassian Corp. PLC (Class A Stock)*	7,814	2,295,988
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Avalara, Inc.*	4,100	$407,991
Bill.com Holdings, Inc.*(a)	10,749	2,437,766
Black Knight, Inc.*	6,775	392,882
Bytes Technology Group PLC (United Kingdom)	83,463	546,881
CDK Global, Inc.	8,160	397,229
Cerence, Inc.*	5,455	196,925
Ceridian HCM Holding, Inc.*	7,759	530,405
Confluent, Inc. (Class A Stock)*(a)	8,735	358,135
Consensus Cloud Solutions, Inc.*	2,486	149,483
Constellation Software, Inc. (Canada)	1,240	2,119,650
Coupa Software, Inc.*	2,890	293,711
Crowdstrike Holdings, Inc. (Class A Stock)*	7,132	1,619,534
Datadog, Inc. (Class A Stock)*	13,224	2,003,039
Descartes Systems Group, Inc. (The) (Canada)*	12,402	908,015
Digimarc Corp.*(a)	8,190	215,970
DocuSign, Inc.*	12,364	1,324,432
Dolby Laboratories, Inc. (Class A Stock)	7,800	610,116
Dynatrace, Inc.*	8,149	383,818
Esker SA (France)	1,737	327,103
Fair Isaac Corp.*	2,130	993,560
FD Technologies PLC (United Kingdom)*	18,810	477,778
Five9, Inc.*	2,200	242,880
Fortinet, Inc.*	5,659	1,933,907
Fukui Computer Holdings, Inc. (Japan)	10,500	278,654
Guidewire Software, Inc.*	5,001	473,195
HashiCorp, Inc. (Class A Stock)*(a)	2,295	123,930
HubSpot, Inc.*	1,570	745,656
Intuit, Inc.	9,520	4,577,597
Manhattan Associates, Inc.*	5,653	784,128
Matterport, Inc.*(a)	6,265	50,872
Microsoft Corp.	255,245	78,694,586
MicroStrategy, Inc. (Class A Stock)*(a)	377	183,343
NCR Corp.*	17,784	714,739
OneSpan, Inc.*	15,700	226,708
Palantir Technologies, Inc. (Class A Stock)*(a)	46,800	642,564
Palo Alto Networks, Inc.*	4,046	2,518,675
Paycom Software, Inc.*	588	203,671
Paylocity Holding Corp.*	2,020	415,655
Pegasystems, Inc.	5,100	411,315
QT Group OYJ (Finland)*	3,539	491,592
RingCentral, Inc. (Class A Stock)*	3,460	405,547
salesforce.com, Inc.*	21,438	4,551,716
ServiceNow, Inc.*	11,894	6,623,650
Splunk, Inc.*	6,256	929,704
SS&C Technologies Holdings, Inc.	6,967	522,664
Synopsys, Inc.*	17,712	5,902,878
TeamViewer AG (Germany), 144A*	55,284	819,148
Teradata Corp.*	13,225	651,860
Trade Desk, Inc. (The) (Class A Stock)*	14,600	1,011,050
UiPath, Inc. (Class A Stock)*(a)	7,000	151,130
Unity Software, Inc.*	1,565	155,264
Verint Systems, Inc.*	13,200	682,440

A12

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)	4,432	$504,672
Workday, Inc. (Class A Stock)*	7,300	1,748,058
Workiva, Inc.*(a)	13,847	1,633,946
Xero Ltd. (New Zealand)*	6,186	470,297
Xperi Holding Corp.	19,500	337,740
Zendesk, Inc.*	4,533	545,274
Zoom Video Communications, Inc. (Class A Stock)*	8,125	952,494
Zscaler, Inc.*	2,894	698,264
		142,642,222
Specialty Retail — 1.0%
Aritzia, Inc. (Canada)*	16,198	661,188
Auto1 Group SE (Germany), 144A*	11,098	125,809
Burlington Stores, Inc.*	6,275	1,143,117
Carvana Co.*(a)	23,118	2,757,746
Dick’s Sporting Goods, Inc.(a)	6,578	657,932
Five Below, Inc.*	4,000	633,480
Floor & Decor Holdings, Inc. (Class A Stock)*	5,238	424,278
GameStop Corp. (Class A Stock)*(a)	1,535	255,700
Grupo SBF SA (Brazil)*	107,241	568,072
Hibbett, Inc.(a)	7,500	332,550
Hikari Tsushin, Inc. (Japan)	11,700	1,331,766
Home Depot, Inc. (The)	26,966	8,071,733
Monro, Inc.	6,120	271,361
MYT Netherlands Parent BV (Germany), ADR*(a)	14,302	174,913
Nextage Co. Ltd. (Japan)(a)	57,700	1,044,719
ODP Corp. (The)*	5,634	258,206
O’Reilly Automotive, Inc.*	4,321	2,959,712
Petco Health & Wellness Co., Inc.*	5,457	106,793
RH*	1,382	450,656
Ross Stores, Inc.	80,088	7,244,760
TJX Cos., Inc. (The)	7,175	434,662
Tractor Supply Co.	7,723	1,802,317
Valora Holding AG (Switzerland)*	2,777	517,313
Watches of Switzerland Group PLC (United Kingdom), 144A*	61,087	921,229
Williams-Sonoma, Inc.(a)	2,628	381,060
Yellow Hat Ltd. (Japan)	35,400	453,154
		33,984,226
Technology Hardware, Storage & Peripherals — 1.7%
3D Systems Corp.*(a)	19,426	324,026
Apple, Inc.	278,843	48,688,776
Dell Technologies, Inc. (Class C Stock)*	2,600	130,494
Pure Storage, Inc. (Class A Stock)*	12,350	436,079
Samsung Electronics Co. Ltd. (South Korea)	152,056	8,696,823
		58,276,198
Textiles, Apparel & Luxury Goods — 0.9%
Asics Corp. (Japan)	63,000	1,212,611
Burberry Group PLC (United Kingdom)	154,013	3,359,720
Capri Holdings Ltd.*	6,400	328,896
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Columbia Sportswear Co.	4,120	$372,984
Crocs, Inc.*	2,465	188,326
Deckers Outdoor Corp.*	1,190	325,786
Dr. Martens PLC (United Kingdom)	121,196	375,700
Ermenegildo Zegna Holditalia SpA (Italy)*(a)	119,579	1,261,558
EssilorLuxottica SA (France)	32,279	5,915,607
Kering SA (France)	3,920	2,478,326
Li Ning Co. Ltd. (China)	99,000	845,615
Lululemon Athletica, Inc.*	16,959	6,193,936
LVMH Moet Hennessy Louis Vuitton SE (France)	1,837	1,309,253
NIKE, Inc. (Class B Stock)	28,001	3,767,814
Skechers USA, Inc. (Class A Stock)*(a)	12,860	524,174
		28,460,306
Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	25,400	206,827
Hingham Institution for Savings The	1,680	576,576
Housing Development Finance Corp. Ltd. (India)	173,772	5,456,305
New York Community Bancorp, Inc.	20,296	217,573
Ocwen Financial Corp.*	3,068	72,896
Radian Group, Inc.	15,080	334,927
TFS Financial Corp.	17,113	284,076
WSFS Financial Corp.	4,600	214,452
		7,363,632
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	49,336	2,070,875
Imperial Brands PLC (United Kingdom)	100,787	2,130,083
Philip Morris International, Inc.	48,652	4,570,369
		8,771,327
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	33,800	1,699,464
Air Lease Corp.	9,216	411,494
Beijer Ref AB (Sweden)	17,955	324,448
Hanwa Co. Ltd. (Japan)	24,500	644,909
Herc Holdings, Inc.	4,802	802,366
Howden Joinery Group PLC (United Kingdom)	58,626	587,094
IMCD NV (Netherlands)	5,182	884,737
NOW, Inc.*	40,500	446,715
SiteOne Landscape Supply, Inc.*	4,530	732,456
Sumitomo Corp. (Japan)	147,200	2,543,848
		9,077,531
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR(a)	2,297	509,015
Water Utilities — 0.1%
American States Water Co.	3,645	324,478
American Water Works Co., Inc.	9,244	1,530,159
Artesian Resources Corp. (Class A Stock)	7,710	374,320

A13

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
California Water Service Group	10,802	$640,343
		2,869,300
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	5,910	112,645
Millicom International Cellular SA (Colombia), SDR*(a)	41,059	1,038,981
T-Mobile US, Inc.*(a)	20,336	2,610,125
Vodafone Group PLC (United Kingdom)	1,570,232	2,556,775
		6,318,526

Total Common Stocks (cost $2,147,880,993)		2,461,748,415
Master Limited Partnership — 0.1%
Hotels, Restaurants & Leisure
Cedar Fair LP*	43,571	2,387,691
(cost $1,787,207)
Preferred Stocks — 0.1%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	13,370	2,301,839
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	1,194	527,959
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24(a)	6,416	634,735
Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	647,880	366,053

Total Preferred Stocks (cost $3,491,736)		3,830,586

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.2%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	502,032
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	344,339
Ford Credit Floorplan Master Owner Trust A,
Series 2020-02, Class B
1.320%	09/15/27	340	314,499
			1,160,870
Collateralized Loan Obligations — 0.1%
AGL CLO Ltd. (Cayman Islands),
Series 2022-17A, Class A, 144A, 3 Month Term SOFR + 1.330% (Cap N/A, Floor 1.330%)
1.574%(c)	01/21/35	380	377,297
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2019-04A, Class A11R, 144A, 3 Month Term SOFR + 1.320% (Cap N/A, Floor 1.320%)
1.553%(c)	04/15/35	500	$496,019
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
1.449%(c)	10/15/32	280	277,864
Palmer Square CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	07/15/34	445	440,387
			1,591,567
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	155,875
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	715	706,652
Other — 0.0%
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	87	86,451
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	301	299,350
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	32	32,021
Hardee’s Funding LLC,
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	367	368,518
MVW LLC,
Series 2019-02A, Class A, 144A
2.220%	10/20/38	110	106,985
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	438	392,949
			1,286,274
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	272	270,280
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	282	279,825
Series 2019-GA, Class A, 144A
2.400%	10/15/68	325	322,619
Series 2021-A, Class A, 144A
0.840%	05/15/69	138	131,346
Nelnet Student Loan Trust,
Series 2021-CA, Class AFX, 144A
1.320%	04/20/62	828	777,741

A14

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2015-B, Class A3, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.147%(c)	05/17/32	528	$528,149
Series 2016-B, Class A2B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.847%(c)	02/17/32	400	399,943
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	147	146,110
Series 2019-A, Class A2B, 144A, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.267%(c)	07/15/36	196	195,986
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	144	138,734
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	715	657,856
			3,848,589

Total Asset-Backed Securities (cost $8,979,344)			8,749,827
Commercial Mortgage-Backed Securities — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.327%(c)	12/15/36	395	389,030
Barclays Commercial Mortgage Securities Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.557%(c)	11/15/34	190	184,896
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
1.937%(c)	10/15/34	580	571,612
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	151,839
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	440	431,368
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	50,452
Series 2015-GC27, Class A5
3.137%	02/10/48	235	233,432
Commercial Mortgage Trust,
Series 2015-CR23, Class A3
3.230%	05/10/48	225	223,394
Series 2015-LC21, Class A4
3.708%	07/10/48	260	262,322
Series 2015-PC01, Class A5
3.902%	07/10/50	190	192,426
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	364,135
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust,
Series 2021-ESH, Class B, 144A, 1 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
1.777%(c)	07/15/38	328	$323,611
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	1	955
Series K057, Class A1
2.206%	06/25/25	83	82,577
Series K068, Class A1
2.952%	02/25/27	148	148,750
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	541,840
Grace Trust,
Series 2020-GRCE, Class C, 144A
2.680%(cc)	12/10/40	200	177,305
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.330%(c)	12/15/36	275	268,083
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	245,679
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	184,983
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class A3
3.801%	08/15/48	146	147,167
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	109,175
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.767%(c)	10/15/33	340	334,015
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
1.498%(c)	04/15/38	950	933,899
MHC Trust,
Series 2021-MHC02, Class D, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.897%(c)	05/15/23	400	386,700
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	115,730
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	60,145
Series 2015-C27, Class AS
4.068%	12/15/47	265	268,002
Series 2016-C30, Class A5
2.860%	09/15/49	75	73,444
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	580	542,571

A15

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
1.986%(c)	04/15/32	820	$799,470
SFO Commercial Mortgage Trust,
Series 2021-555, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.897%(c)	05/15/38	410	399,730
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	40,169

Total Commercial Mortgage-Backed Securities (cost $9,509,641)			9,238,906
Corporate Bonds — 2.7%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.200%	04/15/24	17	17,338
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	152,029
3.650%	11/01/24	125	126,482
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	85,955
			381,804
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	40,535
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	33,999
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	59	57,345
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	235	229,685
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	232,384
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	54	54,252
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	149	136,810
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	154	140,828
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	398	$401,848
			1,253,152
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
0.750%	08/09/24(a)	620	591,176
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	349,866
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	855	776,658
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	203	203,657
Sr. Unsec’d. Notes, 144A, MTN
1.300%	01/08/26	555	507,355
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24(a)	735	702,091
2.650%	05/10/22	510	510,893
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25	585	582,516
			4,224,212
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25	200	204,590
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25	375	368,012
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23	400	402,743
3.490%	05/28/30	200	193,142
3.848%	04/12/23	400	405,430
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	500	461,881
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	192,634
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	1,275	1,080,600
4.330%(ff)	03/15/50	300	321,348
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	425	390,786
Sub. Notes, MTN
4.200%	08/26/24	10	10,248
4.450%	03/03/26	225	232,789

A16

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22	465	$465,920
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	745	724,310
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	415	394,347
2.871%(ff)	04/19/32	600	548,374
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22	250	250,537
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	202,466
4.875%	04/01/26	200	205,481
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.875%	01/30/42	25	30,895
Citizens Financial Group, Inc.,
Sub. Notes
4.300%	02/11/31	129	121,405
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	585	593,685
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	630	592,387
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	875	834,976
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	175	173,347
Sub. Notes
4.300%	01/16/24	30	30,685
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.615%(ff)	04/22/32	375	340,854
3.750%	05/22/25	125	126,961
Sub. Notes
4.250%	10/21/25	500	513,599
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29	335	301,769
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	200,324
3.375%	01/12/23	200	200,558
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25	500	502,814
3.559%(ff)	04/23/24	250	252,540
3.897%(ff)	01/23/49	650	658,096
Sub. Notes
2.956%(ff)	05/13/31	735	689,096
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.250%	10/01/27	175	$180,802
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23	200	199,530
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	248,282
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.538%(ff)	07/20/27	850	781,221
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	700	697,967
3.971%(ff)	07/22/38	190	191,426
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	590	587,403
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23	200	196,292
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,055
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23	385	389,592
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	1,115	1,050,810
Sub. Notes
3.625%(ff)	09/15/31	35	35,132
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	270	248,600
4.125%	09/24/25	200	203,703
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	965	913,166
			19,168,610
Beverages — 0.0%
JDE Peet’s NV (Netherlands),
Gtd. Notes, 144A
1.375%	01/15/27	640	575,504
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26	145	140,677
			716,181
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	60,510

A17

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	55	$55,243
			115,753
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	30	30,001
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	500	508,586
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	79,015
			617,602
Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	25	23,819
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27(a)	250	250,186
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	82,630
			356,635
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24	10	10,179
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	200	208,926
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	75	81,812
Unsec’d. Notes, Series 2016
3.545%	09/15/46	60	56,635
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	78,729
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	220	181,943
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	495	476,311
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37	35	36,480
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	250	238,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
3.500%	03/16/23	155	$156,335
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31	385	343,902
3.375%	03/22/27	35	34,875
4.125%	02/02/26	30	30,876
			1,935,421
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49	425	390,246
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23	385	386,163
4.125%	07/03/23	250	251,191
4.875%	01/16/24	150	151,955
6.500%	07/15/25	150	159,079
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22	335	335,765
Air Lease Corp.,
Sr. Unsec’d. Notes
2.200%	01/15/27	295	272,938
3.625%	04/01/27	150	147,125
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	220	218,963
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	415	416,134
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	75,795
3.850%	11/21/22	355	359,404
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)	435	376,929
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24	415	421,150
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	205	202,563
			3,775,154
Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	35,413
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	360	362,272

A18

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	$27,537
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	53,622
3.750%	09/01/46	45	42,420
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	174,009
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	200	179,920
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	105	103,368
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	400	401,887
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	235	290,215
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	370	371,165
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	370	374,427
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28	385	391,795
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33	295	368,952
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	585	525,949
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	141,843
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	505,402
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25(a)	150	150,787
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	253,037
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	356,791
			5,110,811
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	$86,265
Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	675	688,630
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	155,762
Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25(a)	500	518,088
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	249,241
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.250%	09/24/26(a)	865	794,168
			1,561,497
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	201,173
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44	19	20,277
			221,450
Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	71,784
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	555	470,909
3.950%	03/30/48	235	224,517
			767,210
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28(a)	480	437,616
3.400%	11/30/23	98	99,610
4.750%	11/30/36	185	215,487
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	455	420,843
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	22	25,575

A19

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	525	$474,989
			1,674,120
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	207,603
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	60,533
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	185	164,093
2.913%	01/01/51(a)	925	794,623
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	208,588
Unsec’d. Notes
4.185%	11/15/45	125	132,009
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	650	705,016
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	415	411,571
2.782%	10/01/30	205	189,336
3.910%	10/01/50	1,060	1,013,559
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	490	527,103
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	510	519,380
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	185	162,381
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	375	351,583
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015
4.200%	07/01/55	75	80,592
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44	135	148,046
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48	850	858,353
Stanford Health Care,
Unsec’d. Notes, Series 2018
3.795%	11/15/48	250	252,714
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	207,263
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2018
4.924%	06/01/48	525	$590,139
			7,584,485
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22	450	451,062
Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25	200	200,454
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	50	51,209
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	565	566,417
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	80,695
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	201,395
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	30,441
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	87	88,165
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	51,455
Jackson Financial, Inc.,
Sr. Unsec’d. Notes, 144A
1.125%	11/22/23	435	422,071
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44(a)	450	495,118
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	30,292
3.500%	06/03/24	460	466,898
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	100	98,757
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	380	344,893
3.300%	09/15/22	35	35,255
3.400%	05/15/25	120	120,435
3.700%	05/15/29	325	331,395
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23	195	191,758

A20

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
1.170%	07/15/25	500	$468,116
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	70	77,754
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	180,942
			4,533,915
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	140	141,146
3.875%	08/22/37	220	231,859
5.200%	12/03/25	230	247,944
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	430	434,316
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26	125	127,392
3.650%	03/15/25	75	76,224
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	118	123,345
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23	200	200,030
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24	365	356,793
			1,939,049
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	210	199,198
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	85,003
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	500	512,283
4.908%	07/23/25	305	315,817
Comcast Corp.,
Gtd. Notes
3.900%	03/01/38	300	307,936
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50	760	597,892
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24(a)	600	612,538
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	$20,106
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	28	32,239
6.750%	06/15/39	30	34,815
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25	30	30,695
			2,464,321
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31(a)	200	200,610
Oil & Gas — 0.1%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23(a)	500	502,385
2.950%	07/15/30	420	397,050
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	200	192,120
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26(a)	500	535,576
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	203,008
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	190,045
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23	200	202,785
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26	205	190,257
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	85	84,633
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25	177	174,868
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	50,133
3.700%	03/15/28	260	255,662
4.500%	03/04/29	350	360,997
			3,339,519
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	244,402

A21

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	$30,368
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	55,148
3.600%	05/14/25	220	223,291
4.250%	11/21/49	395	412,155
4.500%	05/14/35	200	215,064
4.700%	05/14/45	285	310,558
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	240	228,269
3.700%	06/06/27	235	238,516
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	08/15/22	155	156,247
4.250%	10/26/49	390	426,907
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	114	115,698
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	240	210,772
2.700%	08/21/40	90	76,417
5.050%	03/25/48	500	566,516
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	06/15/30(a)	860	808,427
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	107	107,408
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	485	436,915
			4,588,308
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	425	402,318
4.450%	07/15/27	50	51,128
4.950%	12/15/24	60	62,003
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	165	157,303
3.701%	01/15/39	135	130,413
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23	65	66,006
4.250%	12/01/26	55	56,812
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30(a)	215	211,847
5.250%	04/15/29	345	369,722
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	$44,498
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	154,335
4.500%	05/15/30	95	99,554
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	130	129,797
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45	165	177,929
			2,113,665
Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25	595	599,233
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	500	496,899
4.125%	07/01/24	50	50,904
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	980	896,488
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	76,019
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	70	70,445
4.050%	07/01/30	215	215,663
4.125%	06/15/26	115	117,459
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31(a)	525	462,621
3.700%	06/15/26	200	201,276
4.750%	05/15/47	85	88,989
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	830	830,754
4.500%	03/15/48	350	370,263
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	160	158,692
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	85	80,580
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	200	200,614
4.250%	08/15/29	100	102,682
4.375%	10/01/25	40	41,016

A22

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	$144,680
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	440	445,230
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	305	281,708
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29	605	590,104
3.950%	08/15/27	195	200,541
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	150	155,123
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	315	309,869
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	101,125
			7,288,977
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	725	618,727
3.125%	04/18/24	130	130,376
3.125%	04/21/26	70	69,556
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	250	253,125
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	505	507,525
4.450%	02/15/25	10	10,011
4.850%	04/01/24	105	107,456
Ross Stores, Inc.,
Sr. Unsec’d. Notes
1.875%	04/15/31	185	161,069
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31(a)	215	188,015
			2,045,860
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	280	279,225
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	150	140,152
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	805	729,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
2.000%	06/30/30	165	$146,970
salesforce.com, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/41(a)	695	615,979
VMware, Inc.,
Sr. Unsec’d. Notes
1.400%	08/15/26(a)	830	762,966
			2,675,140
Telecommunications — 0.1%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30(a)	435	415,617
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,265	1,164,847
4.350%	03/01/29	185	195,388
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	50	49,890
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	45,405
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	1,610	1,369,151
4.000%	03/22/50	500	507,926
			3,748,224
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	435	433,058
3.550%	11/19/26	465	465,318
			898,376
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	225,251
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	360	346,018
3.500%	05/01/50	475	442,559
4.300%	05/15/43	80	81,393
			1,095,221
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	375	373,203
3.500%	03/15/28	280	277,998
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24	200	198,775

A23

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
4.125%	07/15/23	200	$200,781
			1,050,757

Total Corporate Bonds (cost $93,415,078)			89,851,509
Municipal Bonds — 0.3%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50	430	659,897
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35	200	259,104
Northern California Power Agency,
Taxable, Revenue Bonds, BABs, Series B
7.311%	06/01/40	200	269,901
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A-T
3.375%	08/01/34	165	163,756
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	120	165,345
7.625%	03/01/40	100	146,860
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	15	15,306
			1,680,169
Florida — 0.0%
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	405	405,965
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	610	567,591
			973,556
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	583	794,275
Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs, Series D
6.229%	11/15/34	670	822,439
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	493,773
			1,316,212
Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	287,690
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Michigan (cont’d.)
Great Lakes Water Authority Sewage Disposal System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	$158,421
			446,111
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	477,223
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	378,610
4.850%	07/01/48	800	848,198
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	52,314
			1,756,345
North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	158,178
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	119,321
Texas — 0.0%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	443,138
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	799,058
			1,242,196
Utah — 0.0%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	732,233
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	257,303

Total Municipal Bonds (cost $9,481,873)			9,475,899
Residential Mortgage-Backed Securities — 0.3%
Angel Oak Mortgage Trust,
Series 2020-05, Class A1, 144A
1.373%(cc)	05/25/65	113	111,264
Series 2020-06, Class A2, 144A
1.518%(cc)	05/25/65	103	101,283
Series 2020-06, Class M1, 144A
2.805%(cc)	05/25/65	385	373,437

A24

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	392	$378,997
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	112	108,296
Series 2021-02, Class A1, 144A
0.985%(cc)	04/25/66	344	328,210
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	316	302,090
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	12/25/41	142	140,495
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	136	128,192
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	83	81,188
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	176	164,234
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.557%(c)	11/25/29	622	614,783
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.899%(c)	08/25/33	178	176,649
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.949%(c)	11/25/41	490	480,565
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.999%(c)	12/25/50	16	16,250
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	10/25/33	220	214,949
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
1.599%(c)	10/25/41	285	271,039
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.799%(c)	08/25/33	249	247,527
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	03/25/42	470	470,572
Flagstar Mortgage Trust,
Series 2021-05INV, Class A2, 144A
2.500%(cc)	07/25/51	722	669,039
Freddie Mac REMICS,
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.897%(c)	10/15/46	22	22,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4977, Class IO, IO
4.500%	05/25/50	131	$19,400
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	22	22,176
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	363	362,332
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	21	20,596
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	18	18,192
Series 2018-08, Class DA
3.000%	11/20/47	14	14,133
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A8, 144A
2.500%(cc)	10/25/51	712	682,067
JPMorgan Mortgage Trust,
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50	263	260,831
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	255	255,950
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	103	102,855
Morgan Stanley Residential Mortgage Loan Trust,
Series 2021-02, Class A9, 144A
2.500%(cc)	05/25/51	152	138,717
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	213	211,819
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	80	79,343
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.557%(c)	10/25/59	36	36,674
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	71	69,821
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.407%(c)	02/25/60	42	41,506
Series 2020-EXP02, Class A8, 144A
3.000%(cc)	05/25/60	214	210,833
PSMC Trust,
Series 2021-02, Class A3, 144A
2.500%(cc)	05/25/51	579	554,551
Sequoia Mortgage Trust,
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	43	43,015
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	22	21,957

A25

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	8	$8,353
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	211	206,769
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	147	142,047
Series 2021-02, Class A2, 144A
1.172%(cc)	05/25/65	136	132,043
Towd Point Mortgage Trust,
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	3	2,624
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	41	40,848
Verus Securitization Trust,
Series 2021-01, Class A1, 144A
0.815%(cc)	01/25/66	191	184,846
Wells Fargo Mortgage-Backed Securities Trust,
Series 2021-RR1, Class A1, 144A
2.500%(cc)	12/25/50	366	338,857

Total Residential Mortgage-Backed Securities (cost $9,993,228)			9,624,803
Sovereign Bonds — 0.0%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	200,228
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31	925	841,926
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	74,182
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	252,789

Total Sovereign Bonds (cost $1,428,426)			1,369,125
U.S. Government Agency Obligations — 3.9%
Federal Home Loan Mortgage Corp.
2.000%	03/01/42	712	668,665
2.000%	12/01/51	1,375	1,277,842
2.500%	03/01/42	533	514,531
2.500%	05/01/51	95	90,821
2.500%	06/01/51	144	138,014
2.500%	06/01/51	239	230,238
2.500%	07/01/51	108	103,224
2.500%	08/01/51	303	289,597
2.500%	08/01/51	382	365,128
2.500%	01/01/52	799	763,605
2.500%	02/01/52	185	177,063
3.000%	01/01/27	9	8,918
3.000%	02/01/30	22	22,094
3.000%	05/01/30	34	33,942
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/35	161	$162,859
3.000%	08/01/43	78	77,975
3.000%	02/01/47	439	435,683
3.000%	09/01/49	115	113,981
3.000%	01/01/50	1,004	986,120
3.500%	06/01/33	147	150,764
3.500%	03/01/42	2	1,723
3.500%	12/01/42	53	53,836
3.500%	07/01/43	36	36,620
3.500%	01/01/44	74	76,014
3.500%	03/01/45	146	148,915
3.500%	03/01/46	135	137,615
3.500%	01/01/48	434	440,044
3.500%	01/01/50	251	253,389
4.000%	09/01/40	1	1,016
4.000%	12/01/40	16	16,638
4.000%	02/01/41	17	17,296
4.000%	04/01/42	3	2,986
4.000%	06/01/42	10	10,915
4.000%	11/01/45	56	57,838
4.000%	01/01/46	385	402,554
4.000%	01/01/50	196	199,989
4.000%	02/01/50	336	346,286
4.500%	05/01/40	7	7,769
4.500%	10/01/41	49	51,826
4.500%	05/01/42	26	27,391
4.500%	07/01/45	346	358,684
4.500%	05/01/50	37	38,650
5.000%	07/01/35	16	17,273
5.000%	09/01/39	3	3,303
5.500%	06/01/36	23	25,024
5.500%	05/01/44	266	290,374
6.000%	08/01/34	11	12,710
6.000%	01/01/38	4	4,794
Federal National Mortgage Assoc.
1.500%	TBA	1,235	1,170,886
2.000%	TBA	14,220	13,199,604
2.000%	07/01/28	7	7,014
2.000%	04/01/42	810	760,167
2.000%	10/01/50	174	161,905
2.500%	TBA	1,585	1,566,364
2.500%	TBA	6,745	6,435,152
2.500%	05/01/30	21	20,721
2.500%	05/01/32	91	90,348
2.500%	11/01/34	360	356,824
2.500%	06/01/51	334	321,383
2.500%	07/01/51	660	630,977
2.500%	08/01/51	403	385,404
2.500%	08/01/51	461	440,069
2.500%	10/01/51	886	847,036
2.500%	10/01/51	978	934,320
2.500%	01/01/52	920	878,964
2.500%	01/01/52	1,031	986,781
3.000%	TBA	31,940	31,241,312
3.000%	12/01/27	4	4,334
3.000%	06/01/28	87	87,972
3.000%	10/01/28	10	10,399

A26

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	03/01/30	43	$42,865
3.000%	09/01/33	8	7,866
3.000%	02/01/34	419	422,344
3.000%	01/01/35	37	37,500
3.000%	05/01/35	437	442,066
3.000%	06/01/35	88	89,078
3.000%	11/01/36	20	20,114
3.000%	11/01/36	80	79,469
3.000%	12/01/36	23	23,202
3.000%	02/01/40	421	422,621
3.000%	04/01/40	160	161,711
3.000%	04/01/40	173	172,423
3.000%	01/01/43	22	21,632
3.000%	01/01/43	104	103,590
3.000%	02/01/43	162	161,539
3.000%	03/01/43	132	132,112
3.000%	05/01/43	1	961
3.000%	05/01/43	17	16,605
3.000%	05/01/43	42	41,969
3.000%	05/01/43	81	80,929
3.000%	07/01/43	12	11,518
3.000%	09/01/43	62	61,651
3.000%	06/01/46	1,838	1,829,935
3.000%	09/01/46	24	23,759
3.000%	11/01/46	11	10,530
3.000%	11/01/46	18	17,855
3.000%	11/01/46	32	31,305
3.000%	11/01/46	80	79,328
3.000%	11/01/46	100	99,677
3.000%	11/01/46	111	109,804
3.000%	12/01/46	20	19,522
3.000%	12/01/46	59	58,436
3.000%	12/01/46	94	93,618
3.000%	12/01/46	95	94,778
3.000%	12/01/46	98	96,863
3.000%	01/01/47	66	65,282
3.000%	02/01/47	135	135,124
3.000%	06/01/47	137	136,627
3.000%	11/01/48	568	560,489
3.000%	08/01/49	99	97,873
3.000%	02/01/50	318	312,953
3.000%	05/01/50	863	847,580
3.000%	07/01/50	162	159,509
3.000%	08/01/50	112	110,138
3.000%	08/01/50	216	211,936
3.000%	09/01/50	18	18,049
3.000%	10/01/51	68	67,235
3.500%	TBA	8,080	8,093,887
3.500%	08/01/32	135	138,878
3.500%	11/01/32	98	100,798
3.500%	12/01/33	323	331,110
3.500%	02/01/35	8	8,155
3.500%	06/01/38	29	28,850
3.500%	10/01/41	7	7,429
3.500%	07/01/42	27	28,042
3.500%	06/01/43	12	11,879
3.500%	06/01/43	13	13,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/01/43	71	$72,020
3.500%	08/01/43	81	82,914
3.500%	09/01/43	37	37,848
3.500%	03/01/44	18	18,615
3.500%	07/01/44	45	45,971
3.500%	04/01/45	—(r)	508
3.500%	04/01/45	14	13,974
3.500%	04/01/45	59	59,714
3.500%	05/01/45	42	42,393
3.500%	07/01/45	81	82,079
3.500%	09/01/45	81	82,022
3.500%	11/01/45	17	16,878
3.500%	11/01/45	17	17,229
3.500%	12/01/45	144	146,703
3.500%	01/01/46	63	64,397
3.500%	06/01/46	117	118,670
3.500%	02/01/47	16	15,890
3.500%	07/01/47	355	362,151
3.500%	11/01/47	1,044	1,055,187
3.500%	12/01/47	5	4,831
3.500%	01/01/48	428	432,403
3.500%	02/01/48	26	26,607
3.500%	05/01/49	555	561,038
3.500%	10/01/49	672	683,154
3.500%	05/01/50	201	201,687
3.500%	07/01/50	209	210,961
3.500%	01/01/52	486	488,150
4.000%	TBA	4,405	4,495,853
4.000%	11/01/40	19	20,055
4.000%	11/01/40	140	145,234
4.000%	12/01/40	5	5,613
4.000%	02/01/41	12	12,379
4.000%	02/01/41	15	15,903
4.000%	02/01/41	30	31,249
4.000%	02/01/41	38	40,170
4.000%	02/01/41	574	600,133
4.000%	01/01/42	13	13,557
4.000%	08/01/42	24	25,339
4.000%	01/01/43	11	11,099
4.000%	03/01/44	148	153,995
4.000%	06/01/45	18	18,122
4.000%	09/01/45	4	4,643
4.000%	10/01/45	58	60,087
4.000%	10/01/45	1,312	1,371,269
4.000%	11/01/45	6	6,210
4.000%	12/01/45	5	5,290
4.000%	01/01/46	41	42,305
4.000%	03/01/46	14	14,178
4.000%	07/01/46	37	38,986
4.000%	09/01/46	5	4,753
4.000%	12/01/46	6	5,901
4.000%	02/01/47	154	159,716
4.000%	08/01/47	102	105,896
4.000%	10/01/47	148	152,304
4.000%	02/01/48	33	33,680
4.000%	11/01/49	105	107,596
4.000%	10/01/51	288	295,976

A27

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	TBA	2,920	$3,025,850
4.500%	08/01/24	2	1,602
4.500%	01/01/27	2	1,767
4.500%	09/01/35	15	15,741
4.500%	12/01/39	3	2,849
4.500%	03/01/40	6	5,962
4.500%	08/01/40	29	30,118
4.500%	10/01/40	16	17,431
4.500%	04/01/41	55	58,524
4.500%	05/01/41	7	7,472
4.500%	05/01/41	193	204,974
4.500%	01/01/44	18	19,063
4.500%	01/01/44	52	55,346
4.500%	04/01/44	25	26,634
4.500%	03/01/46	18	18,808
4.500%	03/01/46	85	90,114
4.500%	07/01/46	58	61,197
4.500%	09/01/46	173	183,990
4.500%	05/01/47	125	132,646
4.500%	06/01/47	277	290,783
4.500%	06/01/48	225	235,727
4.500%	08/01/48	34	35,025
4.500%	08/01/48	52	53,590
4.500%	08/01/48	208	216,635
4.500%	12/01/48	178	184,608
4.500%	09/01/49	215	226,829
4.500%	11/01/49	7	7,767
4.500%	01/01/50	27	28,227
4.500%	05/01/50	44	45,611
5.000%	TBA	1,960	2,062,058
5.000%	10/01/33	7	7,975
5.000%	11/01/33	2	1,909
5.000%	11/01/33	2	2,028
5.000%	10/01/34	3	2,841
5.000%	04/01/35	1	1,269
5.000%	07/01/35	2	1,623
5.000%	07/01/35	5	5,217
5.000%	07/01/35	7	7,024
5.000%	10/01/35	9	9,309
5.000%	10/01/35	361	390,963
5.000%	07/01/41	108	116,910
5.000%	02/01/42	17	18,287
5.000%	05/01/42	12	13,484
5.000%	07/01/42	28	30,056
5.000%	12/01/47	45	48,235
5.000%	01/01/49	496	532,612
5.500%	04/01/34	4	4,228
5.500%	02/01/35	9	9,643
5.500%	11/01/35	16	17,924
5.500%	12/01/35	105	114,833
5.500%	01/01/36	3	3,546
5.500%	07/01/36	18	20,071
5.500%	08/01/37	22	24,557
5.500%	08/01/37	421	460,688
6.000%	02/01/34	69	74,104
6.000%	04/01/35	4	4,669
6.000%	04/01/35	5	4,997
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	03/01/37	15	$16,947
6.000%	01/01/40	3	3,678
6.000%	07/01/41	58	64,845
6.000%	07/01/41	231	258,111
6.500%	11/01/36	6	7,035
Government National Mortgage Assoc.
2.000%	TBA	1,060	1,008,325
2.000%	08/20/51	2,049	1,956,803
2.500%	08/20/50	315	306,058
2.500%	08/20/51	220	213,370
2.500%	10/20/51	2,138	2,076,069
2.500%	12/20/51	1,427	1,385,569
3.000%	TBA	625	617,651
3.000%	03/20/43	153	151,732
3.000%	08/20/43	15	14,627
3.000%	05/20/46	87	86,690
3.000%	06/20/46	115	114,181
3.000%	07/20/46	50	50,148
3.000%	09/20/46	126	126,265
3.000%	10/20/46	1,081	1,076,306
3.000%	08/20/49	56	55,582
3.000%	10/20/49	95	93,848
3.000%	05/20/50	338	330,042
3.000%	07/20/51	620	614,292
3.000%	10/20/51	802	794,975
3.500%	TBA	3,162	3,179,292
3.500%	01/15/42	5	5,590
3.500%	03/20/42	13	13,125
3.500%	05/20/42	5	4,743
3.500%	06/20/42	217	223,065
3.500%	08/20/42	10	10,532
3.500%	12/20/42	5	5,443
3.500%	01/20/43	38	39,247
3.500%	02/20/43	13	12,987
3.500%	03/20/43	16	15,978
3.500%	04/20/43	43	44,497
3.500%	09/20/43	49	50,165
3.500%	10/15/43	18	18,244
3.500%	08/20/44	289	290,919
3.500%	01/20/45	239	242,902
3.500%	02/20/45	7	7,372
3.500%	07/20/45	518	531,318
3.500%	10/20/45	9	8,874
3.500%	02/20/46	25	25,772
3.500%	02/20/46	29	29,214
3.500%	07/20/46	40	40,233
3.500%	10/20/46	2	2,383
3.500%	11/20/46	143	144,875
3.500%	01/20/47	126	127,962
3.500%	04/20/47	53	54,208
3.500%	07/20/47	80	81,159
3.500%	12/20/47	441	447,333
3.500%	02/20/48	114	115,902
3.500%	04/20/50	520	524,290
4.000%	02/15/41	4	3,720
4.000%	03/15/41	3	3,470
4.000%	10/20/41	23	24,227

A28

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	04/20/42	16	$17,019
4.000%	01/20/44	54	56,372
4.000%	02/20/44	17	18,242
4.000%	01/20/46	29	30,701
4.000%	05/20/46	35	36,778
4.000%	04/20/47	165	169,674
4.000%	09/20/47	627	647,534
4.000%	10/20/50	435	445,944
4.500%	TBA	280	289,450
4.500%	05/20/40	11	11,436
4.500%	01/20/41	17	18,754
4.500%	09/15/45	18	19,827
4.500%	11/20/46	153	164,259
4.500%	03/20/47	218	230,003
4.500%	08/20/47	90	95,093
4.500%	09/20/48	55	57,115
5.000%	01/20/33	1	1,034
5.000%	05/20/33	6	6,336
5.000%	12/20/34	5	4,907
5.000%	02/20/35	4	4,329
5.000%	03/20/35	3	3,446
5.000%	06/20/35	1	636
5.000%	08/20/35	3	3,242
5.000%	12/20/35	4	4,269
5.000%	01/20/36	1	1,236
5.000%	03/20/36	6	6,202
5.000%	04/15/39	4	4,045
5.000%	04/20/39	4	4,672
5.000%	09/15/39	2	1,659
5.000%	12/15/39	7	7,506
5.000%	01/15/40	6	6,069
5.000%	02/15/40	3	3,678
5.000%	05/20/40	8	8,510
5.000%	06/15/40	5	6,039
5.000%	06/20/40	7	7,828
5.000%	08/20/40	2	2,572
5.000%	10/20/40	32	34,949
5.000%	11/20/40	17	18,308
5.000%	06/20/41	11	11,666
5.000%	08/20/42	2	2,001
5.000%	11/20/42	12	12,955
5.000%	06/20/47	1	576
5.000%	07/20/47	42	44,938
5.000%	08/20/47	18	18,843
5.000%	10/20/47	29	30,508
5.000%	11/20/47	164	175,465
5.000%	02/20/48	28	29,727
5.000%	05/20/48	6	6,537
5.000%	06/20/48	21	22,201
5.000%	06/20/48	238	250,525
5.000%	09/20/48	105	110,842
5.000%	06/20/49	162	170,070
5.500%	08/20/38	6	6,756
5.500%	03/20/48	39	42,153
5.500%	04/20/48	27	29,560
5.500%	05/20/48	109	117,067
5.500%	09/20/48	—(r)	341
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	10/20/48	8	$8,346
5.500%	11/20/48	37	39,482
5.500%	12/20/48	97	103,033
5.500%	01/20/49	29	30,841
5.500%	03/20/49	129	137,320

Total U.S. Government Agency Obligations (cost $134,932,718)			130,616,110
U.S. Treasury Obligations — 3.5%
U.S. Treasury Bonds
1.125%	05/15/40	7,260	5,718,384
1.250%	05/15/50	275	205,262
1.375%	08/15/50	1,485	1,143,450
1.875%	02/15/51	3,225	2,815,828
2.000%	11/15/41	100	90,469
2.000%	02/15/50	5,615	5,051,745
2.250%	02/15/52	1,525	1,462,570
2.375%	05/15/51	165	161,649
3.125%	11/15/41	3,235	3,486,724
4.500%	05/15/38	230	294,975
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	2,812	2,944,739
0.125%	10/15/24	2,166	2,262,065
0.125%	10/15/25	680	711,249
0.125%	04/15/26	1,467	1,529,873
0.125%	07/15/26	3,863	4,049,020
0.125%	10/15/26	3,831	4,015,480
0.125%	01/15/32	2,014	2,141,655
0.125%	02/15/52	13	13,518
0.250%	01/15/25	4,372	4,577,270
0.375%	07/15/23	4,649	4,872,289
0.375%	07/15/25	1,078	1,137,806
0.375%	01/15/27	1,858	1,962,818
0.500%	04/15/24	1,680	1,761,962
0.625%	04/15/23	2,688	2,799,052
0.625%	01/15/24	10	11,006
0.625%	01/15/26	3,786	4,026,997
0.750%	02/15/42	4	4,683
U.S. Treasury Notes
0.250%	05/31/25	960	893,625
0.375%	04/30/25(k)	18,750	17,559,082
0.375%	11/30/25	11,320	10,464,809
0.750%	03/31/26	14,360	13,390,700
1.250%	08/15/31	11,570	10,519,661
1.625%	05/15/31	1,900	1,789,563
1.875%	02/28/27	1,940	1,888,317

Total U.S. Treasury Obligations (cost $123,657,865)			115,758,295

Total Long-Term Investments (cost $2,544,558,109)			2,842,651,166

Shares
Short-Term Investments — 21.7%
Affiliated Mutual Funds — 20.9%
PGIM Core Ultra Short Bond Fund(wa)	541,093,122	541,093,122

A29

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $156,951,106; includes $156,922,714 of cash collateral for securities on loan)(b)(wa)	157,090,201	$156,948,821

Total Affiliated Mutual Funds (cost $698,044,228)		698,041,943

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(h)(k)(n) — 0.8%
U.S. Treasury Bills
0.167%	06/23/22	25,900	25,872,554
(cost $25,890,058)

Total Short-Term Investments (cost $723,934,286)				723,914,497

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.9% (cost $3,268,492,395)				3,566,565,663

Options Written*~ — (0.0)%
(premiums received $12,453)	(7,036)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.9% (cost $3,268,479,942)	3,566,558,627

Liabilities in excess of other assets(z) — (6.9)%	(231,521,306)

Net Assets — 100.0%	$3,335,037,321

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OBX	Oslo Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SGMX	Sigma X MTF
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XASX	Australian Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,870,926; cash collateral of $156,922,714 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A30

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Erste Group Bank AG	Call	Goldman Sachs International	06/17/22	48.00		63	EUR	6	$(488)
London Stock Exchange Group PLC	Call	Goldman Sachs International	06/17/22	8,300.00		2	GBP	2	(6,548)
Total Options Written (premiums received $12,453)								$(7,036)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
74	2 Year U.S. Treasury Notes	Jun. 2022	$15,682,219	$(218,057)
334	5 Year U.S. Treasury Notes	Jun. 2022	38,305,625	(847,695)
109	10 Year U.S. Treasury Notes	Jun. 2022	13,393,375	(408,051)
96	20 Year U.S. Treasury Bonds	Jun. 2022	14,406,000	(313,761)
117	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	20,723,625	(805,178)
759	Mini MSCI EAFE Index	Jun. 2022	81,379,980	4,661,946
248	Mini MSCI Emerging Markets Index	Jun. 2022	13,956,200	862,191
308	Russell 2000 E-Mini Index	Jun. 2022	31,822,560	1,273,026
759	S&P 500 E-Mini Index	Jun. 2022	171,941,963	11,932,044
71	S&P Mid Cap 400 E-Mini Index	Jun. 2022	19,093,320	862,248
				16,998,713
Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2022	1,059,609	4,288
9	10 Year U.S. Ultra Treasury Notes	Jun. 2022	1,219,219	(8,727)
				(4,439)
				$16,994,274
Forward foreign currency exchange contract outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/22/22	Citibank, N.A.	AUD	140	$100,599	$104,789	$4,190	$—
Canadian Dollar,
Expiring 04/22/22	Canadian Imperial Bank of Commerce	CAD	125	100,042	99,978	—	(64)
Expiring 04/22/22	Goldman Sachs International	CAD	125	98,471	99,978	1,507	—
New Zealand Dollar,
Expiring 04/22/22	HSBC Bank PLC	NZD	150	100,171	103,924	3,753	—
Expiring 04/22/22	HSBC Bank PLC	NZD	150	101,827	103,924	2,097	—
				$501,110	$512,593	11,547	(64)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Australian Dollar,
Expiring 04/22/22	UBS AG	AUD	140	$98,911	$104,789	$—	$(5,878)
Canadian Dollar,
Expiring 04/22/22	Goldman Sachs International	CAD	125	98,857	99,977	—	(1,120)
Expiring 04/22/22	Goldman Sachs International	CAD	75	58,724	59,987	—	(1,263)
A31

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contract outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/22/22	Goldman Sachs International	CAD	50	$39,158	$39,991	$—	$(833)
New Zealand Dollar,
Expiring 04/22/22	Bank of America, N.A.	NZD	60	39,271	41,570	—	(2,299)
Expiring 04/22/22	HSBC Bank PLC	NZD	150	100,023	103,924	—	(3,901)
Expiring 04/22/22	HSBC Bank PLC	NZD	90	59,303	62,355	—	(3,052)
				$494,247	$512,593	—	(18,346)
						$11,547	$(18,410)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)		Value at Trade Date		Value at March 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	137,700		0.669%		$1,938,148		$2,252,774		$314,626
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32